                                    [PHOTO]

Smith Barney
Managed
Municipals
Fund Inc.
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
August 31, 1999


                            [LOGO OF SMITH BARNEY]

             NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE

Smith Barney Managed
Municipals Fund Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Smith Barney Managed Municipals Fund Inc. ("Fund") seeks tax-free monthly income by investing in a diversified portfolio consisting principally of intermediate- and long-term municipal securities issued by state or municipal governments and by public authorities.


Smith Barney Managed Municipals Fund Inc.
Average Annual Total Returns
August 31, 1999

                                                    Without Sales Charges(1)
                                               ---------------------------------
                                                Class A     Class B     Class L
================================================================================
Six Months+                                     (4.93)%     (5.13)%     (5.21)%
--------------------------------------------------------------------------------
One-Year                                        (3.69)      (4.13)      (4.18)
--------------------------------------------------------------------------------
Five-Year                                        6.12        5.57         N/A
--------------------------------------------------------------------------------
Ten-Year                                         7.75         N/A         N/A
--------------------------------------------------------------------------------
Since Inception++                               10.12        6.69        7.51
================================================================================

                                                    Without Sales Charges(2)
                                               ---------------------------------
                                                Class A     Class B     Class L
================================================================================
Six Months+                                     (8.71)%     (9.31)%     (7.07)%
--------------------------------------------------------------------------------
One-Year                                        (7.56)      (8.24)      (6.02)
--------------------------------------------------------------------------------
Five-Year                                        5.26        5.42         N/A
--------------------------------------------------------------------------------
Ten-Year                                         7.31         N/A         N/A
--------------------------------------------------------------------------------
Since Inception++                                9.87        6.69        7.29
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year of purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

    All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.
++ Inception dates for Class A, B and L shares are March 4, 1981, November 6, 1992 and November 9, 1994, respectively.

--------------------------------------------------------------------------------
FUND HIGHLIGHT
--------------------------------------------------------------------------------

Our outlook for the municipal bond market is optimistic. We think that the actions of the Federal Reserve Board may have been too conservative based on our analysis of market conditions. Inflation should remain in check, at least in the near-term. A possible easing of economic activity as a result of Y2K ramifications could prove positive for fixed income markets.

--------------------------------------------------------------------------------
NASDAQ SYMBOL
--------------------------------------------------------------------------------

                     Class A                      SHMMX
                     Class B                      SMMBX
                     Class L                      SMMCX

--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

Shareholder Letter ........................................................... 1

Historical Performance ....................................................... 3

Smith Barney Managed Municipals Fund Inc. at a Glance ........................ 6

Schedule of Investments ...................................................... 7

Statement of Assets and Liabilities ......................................... 35

Statement of Operations ..................................................... 36

Statements of Changes in Net Assets ......................................... 37

Notes to Financial Statements ............................................... 38

Financial Highlights ........................................................ 41

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

[PHOTO]                                [PHOTO]

HEATH B. MCLENDON                      JOSEPH P. DEANE

Chairman                               Vice President and
                                       Investment Officer



Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Managed Municipals Fund Inc. ("Fund") for the period ended August 31, 1999. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.


Performance Update

For the six months ended August 31, 1999, the Smith Barney Managed Municipals Fund had negative total returns of 4.93%, 5.13% and 5.21% for its Class A, B and L shares, respectively, without sales charges. In comparison, the Fund's Lipper, Inc. peer group average posted a total return of a negative 2.63% for the same period. (Lipper is a major fund-tracking organization.)

Over the six-month period covered by this report, the Fund distributed income dividends totaling $0.37 for Class A shares. (Please note that a portion of the income may be subject to the Alternative Minimum Tax.)


Municipal Bond Market Update

We believe that the municipal bond market is approaching a temporary bottom. The Federal Reserve Board ("Fed") has implemented two monetary policy adjustments -- a 25 basis point increase in June and a 25 basis point increase in August -- and those actions should remain unchanged for the foreseeable future. We believe that fixed income markets are returning to "normal" in the aftermath of forced liquidations by major hedge funds and negatively impacted global markets in late 1998. In our opinion, long U.S. Treasury yields are quite attractive and municipal bonds are trading at roughly 95%-96% of governments. This comparison substantiates the fact that municipal securities are trading at low valuations relative to governments since, under normal market conditions, municipal securities have historically yielded roughly 85% of similar maturity Treasuries.

As a result of last year's crisis (and ensuing credit crunch), the spread between the yields on municipal securities and Treasuries widened. The robust state of the U.S. economy contributed to the second-highest municipal securities issuance volume in history in 1998. The ability of the market to absorb such high volume indicates the steady demand for tax-exempt investments and reflects overall investor confidence.

The recent upward pressure on municipal yields appears to result largely from two factors: 1) the lack of demand for municipal bonds by the traditional institutional sectors that have supported the municipal market; and 2) additional pressures resulting from the pre-Y2K avalanche of issues in the taxable market, which has attracted institutional investors who would otherwise buy municipals.

Yields have rebounded sharply, up nearly three quarters of 1% since the beginning of 1999. The slope of the municipal yield curve has remained extremely steep, with 20-year municipals yielding roughly 120 basis points more than one-year paper. (The yield curve measures the difference between short- and

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc                                       1
long-term rates.) In the U.S. Treasury market, the difference between one-year and 30-year bond yields is only 80 basis points.


Investment Strategy

As previously noted, the Fund seeks to maximize current interest income exempt from federal income taxes to the extent consistent with prudent investment management and preservation of capital. The Fund seeks to achieve this objective by investing in intermediate- and long-term municipal securities issued by state and municipal governments and by public authorities. As of August 31, 1999, the Fund's average weighted maturity was 19.8 years.

As of August 31, 1999, approximately 95% of the Fund's holdings were rated investment grade (BBB/Baa and higher) by either Standard & Poor's Ratings Group or Moody's Investors Service Inc., with about 70% of the Fund invested in AAA/Aaa-rated bonds, the highest possible rating. (Standard & Poor's and Moody's are two major credit-reporting and bond-rating agencies.) The Smith Barney Managed Municipals Fund's largest holdings are concentrated in general obligation bonds (17.5%), transportation bonds (16.0%) and hospital bonds (15.5%).

We are positive on municipal bonds. Additionally, we believe that buying bonds with relatively longer maturities (20 to 30 years) and lower coupons (5% and a bit lower), will enable us to be more aggressively positioned for what may be a drop in long-term interest rates later this year.

Until recently, our investment strategy had been focused primarily on buying high-grade, short-maturity bonds, in anticipation of the ensuing increase in interest rates. Currently, with recent interest rate increases behind us, we are aggressive buyers of longer, high-grade discount bonds. We believe that investor sentiment has weakened and the market has taken on a negative psychology.


Municipal Bond Market Outlook

Our outlook for the municipal bond market is optimistic. We think that the actions of the Fed may have been too conservative based on our analysis of market conditions. Inflation should remain in check, at least in the near term. A possible easing of economic activity as a result of Y2K ramifications could prove positive for fixed income markets.

Looking ahead, we believe that the U.S. economy should remain strong in the coming months with muted inflationary pressures. Recent economic conditions have created opportunities for municipal securities to catch up with Treasuries, and we continue to see good value at the long end of the market.

With long-term municipal bond yields in the 5.75% range and inflation under control, "real" inflation-adjusted yields on longer intermediate- and long-term municipals are quite attractive. Following the Fed's August 24, 1999 short-term interest rate increase of 0.25%, we do not anticipate further policy change for the remainder of 1999 amid optimism that the Fed has acted sufficiently to curb inflationary pressures.

As always, we will be monitoring these events closely. Thank you for investing in the Smith Barney Managed Municipals Fund.

Sincerely,

/s/ Heath B. McLendon               /s/ Joseph P. Deane

Heath B. McLendon                   Joseph P. Deane

Chairman                            Vice President and
                                    Investment Officer

September 23, 1999

--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                      Net Asset Value
                                --------------------------
                                Beginning           End            Income         Capital Gain         Return           Total
Period Ended                    of Period        of Period        Dividends       Distributions      of Capital       Returns(1)
=================================================================================================================================
8/31/99                          $15.93           $14.79            $0.37            $0.00             $0.00           (4.93)%+
---------------------------------------------------------------------------------------------------------------------------------
2/28/99                           16.19            15.93             0.79             0.11              0.00            4.07
---------------------------------------------------------------------------------------------------------------------------------
2/28/98                           15.61            16.19             0.79             0.48              0.00           12.30
---------------------------------------------------------------------------------------------------------------------------------
2/28/97                           16.20            15.61             0.91             0.38              0.00            4.51
---------------------------------------------------------------------------------------------------------------------------------
2/29/96                           15.47            16.20             0.90             0.08              0.00           11.34
---------------------------------------------------------------------------------------------------------------------------------
2/28/95                           16.13            15.47             0.95             0.29              0.00            4.11
---------------------------------------------------------------------------------------------------------------------------------
2/28/94                           16.71            16.13             0.88             0.90              0.00            7.41
---------------------------------------------------------------------------------------------------------------------------------
2/28/93                           15.62            16.71             1.00             0.52              0.03           17.92
---------------------------------------------------------------------------------------------------------------------------------
2/29/92                           14.98            15.62             1.05             0.00              0.02           11.79
---------------------------------------------------------------------------------------------------------------------------------
2/28/91                           15.00            14.98             1.09             0.00              0.03            7.65
---------------------------------------------------------------------------------------------------------------------------------
2/28/90                           14.83            15.00             1.10             0.00              0.00            8.78
=================================================================================================================================
 Total                                                              $9.83            $2.76             $0.08
=================================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                      Net Asset Value
                                --------------------------
                                Beginning           End            Income         Capital Gain         Return           Total
Period Ended                    of Period        of Period        Dividends       Distributions      of Capital       Returns(1)
=================================================================================================================================
8/31/99                          $15.92           $14.79            $0.32            $0.00             $0.00           (5.13)%+
---------------------------------------------------------------------------------------------------------------------------------
2/28/99                           16.19            15.92             0.71             0.11              0.00            3.48
---------------------------------------------------------------------------------------------------------------------------------
2/28/98                           15.60            16.19             0.71             0.48              0.00           11.81
---------------------------------------------------------------------------------------------------------------------------------
2/28/97                           16.20            15.60             0.83             0.38              0.00            3.92
---------------------------------------------------------------------------------------------------------------------------------
2/29/96                           15.47            16.20             0.82             0.08              0.00           10.78
---------------------------------------------------------------------------------------------------------------------------------
2/28/95                           16.13            15.47             0.86             0.29              0.00            3.54
---------------------------------------------------------------------------------------------------------------------------------
2/28/94                           16.71            16.13             0.80             0.90              0.00            6.86
---------------------------------------------------------------------------------------------------------------------------------
Inception*--2/28/93               15.81            16.71             0.31             0.52              0.01           11.26+
=================================================================================================================================
 Total                                                              $5.36            $2.76             $0.01
=================================================================================================================================

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc                                       3

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                                      Net Asset Value
                                --------------------------
                                Beginning           End            Income         Capital Gain         Return           Total
Period Ended                    of Period        of Period        Dividends       Distributions      of Capital       Returns(1)
=================================================================================================================================
8/31/99                          $15.92           $14.78            $0.32            $0.00             $0.00           (5.21)%+
---------------------------------------------------------------------------------------------------------------------------------
2/28/99                           16.18            15.92             0.70             0.11              0.00            3.49
---------------------------------------------------------------------------------------------------------------------------------
2/28/98                           15.60            16.18             0.70             0.48              0.00           11.69
---------------------------------------------------------------------------------------------------------------------------------
2/28/97                           16.20            15.60             0.83             0.38              0.00            3.88
---------------------------------------------------------------------------------------------------------------------------------
2/29/96                           15.47            16.20             0.82             0.08              0.00           10.76
---------------------------------------------------------------------------------------------------------------------------------
Inception*--2/28/95               14.30            15.47             0.27             0.29              0.00           12.36+
=================================================================================================================================
 Total                                                              $3.64            $1.34             $0.00
=================================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                                      Net Asset Value
                                --------------------------
                                Beginning           End            Income         Capital Gain         Return           Total
Period Ended                    of Period        of Period        Dividends       Distributions      of Capital       Returns(1)
=================================================================================================================================
8/31/99                          $15.95           $14.81            $0.38            $0.00             $0.00           (4.84)%+
---------------------------------------------------------------------------------------------------------------------------------
2/28/99                           16.19            15.95             0.82             0.11              0.00            4.39
---------------------------------------------------------------------------------------------------------------------------------
2/28/98                           15.60            16.19             0.82             0.48              0.00           12.56
---------------------------------------------------------------------------------------------------------------------------------
2/28/97                           16.20            15.60             0.94             0.38              0.00            4.59
---------------------------------------------------------------------------------------------------------------------------------
Inception*--2/29/96               15.63            16.20             0.85             0.08              0.00            9.84+
=================================================================================================================================
 Total                                                              $3.81            $1.05             $0.00
=================================================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

--------------------------------------------------------------------------------
 Average Annual Total Return
--------------------------------------------------------------------------------

                                                                               Without Sales Charges(1)
                                                  -------------------------------------------------------------------------------
                                                  Class A                  Class B                 Class L               Class Y
=================================================================================================================================
Six Months Ended 8/31/99+                         (4.93)%                  (5.13)%                 (5.21)%               (4.84)%
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31/99                                (3.69)                   (4.13)                  (4.18)                (3.33)
---------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 8/31/99                           6.12                     5.57                     N/A                   N/A
---------------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 8/31/99                            7.75                      N/A                     N/A                   N/A
---------------------------------------------------------------------------------------------------------------------------------
Inception* through 8/31/99                        10.12                     6.69                    7.51                  5.84
=================================================================================================================================
                                                                                With Sales Charges(2)
                                                  -------------------------------------------------------------------------------
                                                  Class A                  Class B                 Class L               Class Y
=================================================================================================================================
Six Months Ended 8/31/99+                         (8.71)%                  (9.31)%                 (7.07)%               (4.84)%
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31/99                                (7.56)                   (8.24)                  (6.02)                (3.33)
---------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 8/31/99                           5.26                     5.42                     N/A                   N/A
---------------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 8/31/99                            7.31                      N/A                     N/A                   N/A
---------------------------------------------------------------------------------------------------------------------------------
Inception* through 8/31/99                         9.87                     6.69                    7.29                  5.84
=================================================================================================================================

--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                                                   Without Sales Charges(1)
=================================================================================================================================
Class A (8/31/89 through 8/31/99)                                                         110.87%
---------------------------------------------------------------------------------------------------------------------------------
Class B (Inception* through 8/31/99)                                                       55.51
---------------------------------------------------------------------------------------------------------------------------------
Class L (Inception* through 8/31/99)                                                       41.65
---------------------------------------------------------------------------------------------------------------------------------
Class Y (Inception* through 8/31/99)                                                       28.47
=================================================================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
*   Inception dates for Class A, B, L and Y shares are March 4, 1981,
    November 6, 1992, November 9, 1994 and April 4, 1995, respectively.
+ Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc                                       5

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc. at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A Shares of Smith Barney Managed Municipals Fund Inc. vs. Lehman Brothers Municipal Bond Fund Index and the Lipper Peer Group Average+
--------------------------------------------------------------------------------

                                 [LINE GRAPH]

                            August 1989--August 1999

              Smith Barney\Managed   Lehman Bros.\Municipal      Lipper Peer
               Municipals Funds Inc.     Bond Fund Index        Group Average
Aug\1989                9,600               10,000                  10,000
Feb\1990                9,870               10,396                  10,307
Feb\1991               10,625               11,355                  11,141
Feb\1992               11,878               12,490                  12,273
Feb\1993               14,006               14,209                  14,011
Feb\1994               15,041               14,996                  14,752
Feb\1995               15,657               15,278                  14,848
Feb\1996               17,433               16,966                  16,310
Feb\1997               18,218               17,901                  17,040
Feb\1998               20,459               19,538                  18,585
Feb\1999               21,293               20,566                  19,736
Aug\1999               20,244               20,142                  18,717


+ Hypothetical illustration of $10,000 invested in Class A shares on August 31, 1989, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through August 31, 1999. The Lehman Brothers Municipal Bond Fund Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last 5 years, having a minimum credit rating of at least Baa and a maturity of at least 2 years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The Lipper Analytical Services, Inc. Peer Group Average ("Lipper Peer Group Average") is composed of an average of the Fund's peer group of 264 mutual funds investing in municipal securities as of August 31, 1999. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

   All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


Top Ten States Represented*
--------------------------------------------------------------------------------
                                  [BAR GRAPH]
19.1%  Texas
 9.8%  New York
 8.0%  Massachusetts
 7.6%  Colorado
 6.6%  Ohio
 6.4%  California
 4.7%  Michigan
 3.3%  Florida
 2.8%  North Carolina
 2.6%  Pennsylvania

*As a percentage of total investments.

Industry Breakdown**
--------------------------------------------------------------------------------
                                  [PIE CHART]
12.3%  Utilities
 8.1%  Water & Sewer
17.3%  Other Municipal Bonds
 3.6%  Cogeneration Facility
 6.0%  Education
17.5%  General Obligation
15.5%  Hospital
 2.2%  Housing
 1.5%  Pollution Control Revenue
16.0%  Transportation

--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                              August 31, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                              SECURITY                                                    VALUE
=================================================================================================================================
Alabama -- 0.4%
$      10,545,000    AAA        Jefferson County, AL Sewer Revenue, Capital Improvements, Series A,
                                  FGIC-Insured, 5.000% due 2/1/33                                                     $ 9,121,425
                                Montgomery, AL BMC Special Care Facilities Financing Authority Revenue,
                                  Baptist Health, Series B:
        1,110,000    AAA             5.250% due 11/15/15                                                                1,075,313
        4,500,000    AAA             4.875% due 11/15/18                                                                4,010,625
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       14,207,363
---------------------------------------------------------------------------------------------------------------------------------
Alaska -- 0.2%
        8,500,000    AA+        Valdez, AK Marine Terminal Revenue, Series A, (British Petroleum Pipeline
                                  Project), 5.850% due 8/1/25(b)                                                        8,383,125
---------------------------------------------------------------------------------------------------------------------------------
Arizona -- 1.7%
       12,170,000    A-         Greenlee County, AZ IDA, PCR, (Phelps Dodge Corp. Project),
                                  5.450% due 6/1/09                                                                    12,215,640
        3,500,000    A          Maricopa County, AZ IDA, Multi-Family Housing Revenue, Series A,
                                  6.500% due 10/1/25                                                                    3,578,750
                                Mesa, AZ IDA, Discovery Health Systems Revenue, Series A:
       14,000,000    AAA          5.625% due 1/1/19                                                                    13,877,500
       21,000,000    AAA          5.625% due 1/1/29                                                                    20,685,000
        1,750,000    AAA        Pima County, AZ COP, MBIA-Insured, 5.250% due 1/1/12                                    1,747,813
        3,500,000    AAA        Pima County, AZ IDA, Healthpartners of Southern Arizona, Series A,
                                  MBIA-Insured, 5.625% due 4/1/14                                                       3,561,250
        1,500,000    AA+        Phoenix, AZ Civic Import Corp., (Municipal Courthouse Project),
                                  Excise Tax Revenue, 5.250% due 7/1/24                                                 1,419,375
        1,200,000    AAA        Phoenix, AZ Civic Import Corp., Water Systems Revenue, FGIC-Insured,
                                  5.000% due 7/1/19                                                                     1,110,000
        1,000,000    AAA        Sedona, AZ Wastewater Municipal Property Corp., Excise Tax Revenue,
                                  MBIA-Insured, 5.375% due 7/1/15                                                         998,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       59,194,078
---------------------------------------------------------------------------------------------------------------------------------
California -- 6.4%
        3,000,000    AAA        Alameda Corridor Transportation Authority, CA Revenue, Series A,
                                  4.750% due 10/1/25                                                                    2,580,000
        2,250,000    A*         Apple Valley, CA Unified School District COP, 5.900% due 9/1/11                         2,340,000
        2,720,000    AAA        Brawley, CA COP, (Water Systems Improvement Project), MBIA-Insured,
                                  5.000% due 12/1/18                                                                    2,539,800
                                California Health Facilities Finance Authority Revenue:
        5,000,000    AAA          Cedars-Sinai Center, Series A, MBIA-Insured, 5.125% due 8/1/17                        4,775,000
        9,720,000    A            Kaiser Permanente, Series B, 5.250% due 10/1/13                                       9,343,350
                                California State Public Works Board, Lease Revenue:
        5,895,000    A1*          California State University, Series C, 5.250% due 10/1/14                             5,791,838
        9,250,000    AAA          Department of Corrections, Series A, AMBAC-Insured,
                                     5.250% due 1/1/21                                                                  8,822,188
                                California Statewide Community Development Authority COP:
        2,000,000    A            Kaiser Permanente Remarketed 7/8/98, 5.300% due 12/1/15                               1,902,500
       10,500,000    AA           St. Joseph Health System, 5.125% due 7/1/17                                           9,817,500
        1,000,000    AAA        Campbell, CA Unified School District GO, FGIC-Insured,
                                  5.000% due 8/1/17                                                                       941,250
        7,270,000    AAA        Castaic Lake, CA Water Agency Revenue (Water Systems Improvement Project),
                                  AMBAC-Insured, 5.250% due 8/1/19                                                      6,997,375

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc                                       7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                              SECURITY                                                      VALUE
=================================================================================================================================
California -- 6.4% (continued)
$       6,995,000    AAA        Chino, CA Unified School District COP, FSA-Insured, 6.125% due 9/1/26                 $ 7,257,313
        5,000,000    AAA        Contra Costa County, CA Multi-Family Housing Revenue, (Crescent Park
                                  Apartments Project), Series B, GNMA-Collateralized,
                                  7.800% due 6/20/34                                                                    5,437,500
       15,215,000    AAA        Corona, CA Redevelopment Agency, Tax Allocation (Redevelopment Project,
                                  Area A), Series A, FGIC-Insured, 5.500% due 9/1/24                                   14,967,756
        5,000,000    AAA        Fresno County, CA Financing Authority, Solid Waste Revenue, (American
                                  Avenue Landfill Project), MBIA-Insured, 5.750% due 5/15/14                            5,150,000
                                Inglewood, CA Public Financing Authority Revenue, Series A,
                                AMBAC-Insured:
        1,650,000    AAA          5.625% due 8/1/14                                                                     1,693,313
        3,000,000    AAA          5.250% due 8/1/21                                                                     2,861,250
        2,500,000    AA         Kings River Conservation District, CA, Pine Flat Power Revenue,
                                  Series E, 4.750% due 1/1/20                                                           2,206,250
        2,750,000    AAA        Long Beach, CA Board Financing Authority Revenue (Rainbow Harbor
                                  Refinancing Project), Series A, AMBAC-Insured, 5.125% due 5/1/20                      2,585,000
                                Long Beach, CA, Revenue (Aquarium of the Pacific Project),
                                Series A:
        1,260,000    BBB          5.750% due 7/1/05                                                                     1,316,700
        1,200,000    BBB          5.750% due 7/1/06                                                                     1,237,500
        1,170,000    AAA        Los Angeles, CA Community Redevelopment Agency, Tax Allocation,
                                  (Hollywood Redevelopment Project), Series C, MBIA-Insured,
                                  5.000% due 7/1/14                                                                     1,131,975
       15,000,000    AAA        Los Angeles, CA Metropolitan Transportation Authority, Sales Tax Revenue,
                                  Series A, MBIA-Insured, 5.250% due 7/1/15                                            14,812,500
                                Los Angeles, CA Public Works Financing Authority Lease Revenue:
        3,500,000    AAA          AMBAC-Insured, 5.125% due 12/1/29                                                     3,215,625
        1,630,000    AAA          MBIA-Insured, 5.250% due 9/1/13                                                       1,632,038
       15,400,000    AA           Regional Park and Open Space District, Series A, 5.000% due 10/1/16                  14,630,000
        2,780,000    AAA        Los Angeles, CA Unified School District COP Series A, FSA-Insured,
                                  5.500% due 10/1/16                                                                    2,793,900
        5,200,000    AAA        Roseville, CA Water Utility Revenue COP, FGIC-Insured
                                  5.200% due 12/1/15                                                                    5,102,500
        2,825,000    AAA        Sacramento, CA Airport Systems Revenue, Series B, FGIC-Insured,
                                  5.000% due 7/1/18                                                                     2,637,844
        3,500,000    AAA        Sacramento, CA Municipal Utility District, Electrical Revenue, Series L,
                                  MBIA-Insured, 5.200% due 7/1/17                                                       3,395,000
                                San Diego County, CA COP, Northern County Regional Expansion Revenue,
                                  AMBAC-Insured:
        5,500,000    AAA             5.250% due 11/15/14                                                                5,458,750
        4,000,000    AAA             5.000% due 10/1/17                                                                 3,765,000
        2,420,000    AAA             5.250% due 11/15/19                                                                2,329,250
       35,000,000    AAA        San Francisco, CA State Building Authority Lease Revenue, Civic Center
                                  Complex, Series A, AMBAC-Insured, 5.250% due 12/1/21                                 33,381,250
        6,000,000    AAA        San Jose, CA Redevelopment Agency, Tax Allocation, (Merged Area
                                  Redevelopment Project), AMBAC-Insured, 4.750% due 8/1/23                              5,205,000
                                Santa Clara County, CA Finance Authority Lease Revenue, AMBAC-Insured:
        5,500,000    AAA          6.750% due 11/15/20(b)                                                                6,201,250
        2,000,000    AAA          6.250% due 11/15/22                                                                   2,177,500

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                              SECURITY                                                      VALUE
=================================================================================================================================
California -- 6.4% (continued)
                                Santa Clara County, Redevelopment Agency (Bayshore North Project),
                                  Tax Allocation, AMBAC-Insured:
                                     Series A:
$       1,595,000    AAA               5.250% due 6/1/17                                                              $ 1,555,125
        4,365,000    AAA               5.250% due 6/1/18                                                                4,217,681
                                     Series B:
        1,760,000    AAA               5.375% due 6/1/14                                                                1,768,800
        3,835,000    AAA               5.375% due 6/1/15                                                                3,835,000
                                Solano County, CA COP (Capital Improvements Project), AMBAC-Insured:
        1,850,000    AAA          5.000% due 11/15/13                                                                   1,796,813
        1,150,000    AAA          5.000% due 11/15/14                                                                   1,111,188
        1,515,000    AAA        Victorville, CA Multi-Family Revenue, Wimbledon Apartments, Series A,
                                  GNMA-Collateralized, 6.150% due 4/20/16                                               1,556,663
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      224,274,035
---------------------------------------------------------------------------------------------------------------------------------
Colorado -- 7.6%
                                Adams County, CO School District No. 12 COP, Five Star Schools,
                                  MBIA-Insured:
        2,500,000    AAA             5.000% due 12/15/14                                                                2,371,880
        2,250,000    AAA             5.000% due 12/15/15                                                                2,115,000
       15,000,000    AAA        Arapahoe County, CO Capital Improvement Transportation Highway Revenue
                                  (Pre-Refunded--Escrowed with U.S. government securities to 8/31/05
                                  Call @ 103), 7.000% due 8/31/26(b)                                                   17,156,250
        2,000,000    A-         Aspen, CO Sales Tax Revenue, 5.250% due 11/1/15                                         1,917,500
                                Colorado Health Facilities Authority Revenue:
        7,500,000    A            Series B, Remarketed 7/8/98, 5.350% due 8/1/15                                        7,143,750
        4,500,000    AAA          Sisters of Charity Leavenworth, MBIA-Insured, 5.125% due 12/1/18                      4,201,875
        2,000,000    Aa2*       Colorado Housing Finance Authority, Single Family, Series D-2,
                                  6.350% due 11/1/29(d)                                                                 2,080,000
       12,765,000    BBB+       Colorado Springs, CO Airport Revenue, Series A, 7.000% due 1/1/22(b)(d)                13,514,944
       11,000,000    AAA        Colorado Springs, CO Utilities Revenue, Sub-Lien Systems Improvement
                                  MBIA-Insured, 5.000% due 11/15/27                                                     9,886,250
                                Dawson Ridge, CO Metropolitan District No. 1, (Escrowed to Maturity with
                                  REFCO strips):
      364,000,000    AAA             Series A, zero coupon bond to yield 5.213% due 10/1/22                            79,170,000
       27,785,000    AAA             Series B, zero coupon bond to yield 5.212% due 10/1/22(b)                          6,043,240
                                Denver, CO City & County Airport Revenue,
                                  Series A:
       26,500,000    BBB+            14.000% due 11/15/08(b)(d)                                                        41,406,250
        9,915,000    BBB+            8.000% due 11/15/25(b)(d)                                                         10,497,510
        3,585,000    BBB+            Pre-Refunded--Escrowed with state and local government securities
                                       to 11/15/01 Call @ 100, 8.000% due 11/15/25(b)(d)                                3,862,838
                                  Series C:
          410,000    AAA             Pre-Refunded--Escrowed with state and local government securities to
                                       11/15/02 Call @ 102, 6.750% due 11/15/13(d)                                        445,365
        2,530,000    AAA             Pre-Refunded--Escrowed with state and local government securities to
                                       11/15/02 Call @ 102, 6.750% due 11/15/22(b)(d)                                   2,748,215
        3,090,000    BBB+            6.750% due 11/15/13(d)                                                             3,286,988
        9,505,000    BBB+            6.750% due 11/15/22(b)(d)                                                         10,063,419

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc                                       9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                              August 31, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                              SECURITY                                                      VALUE
====================================================================================================================================
Colorado -- 7.6% (continued)
                                   Series D:
$      17,760,000    AAA             7.000% due 11/15/25(d)                                                           $ 18,426,000
        4,665,000    Aaa*            Pre-Refunded -- Escrowed with state and local government securities
                                       to 11/15/01 Call @ 100, 7.000% due 11/15/25 (b)(d)                                4,921,575
                                E-470 Public Highway Authority, Colorado Revenue, Series A, MBIA-Insured:
        1,120,000    AAA          5.000% due 9/1/15                                                                      1,057,000
        2,600,000    AAA          5.000% due 9/1/16                                                                      2,427,750
       19,000,000    AAA          4.750% due 9/1/23                                                                     16,245,000
        1,000,000    AAA        Fort Collins, CO Lease COP, (Civic Center Facilities Project), MBIA-Insured,
                                  5.125% due 12/1/18                                                                       936,250
        3,610,000    AAA        Larimer County, CO COP, Court House & Jail Facilities, FSA-Insured,
                                  5.000% due 12/15/12                                                                    3,506,215
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       265,431,064
------------------------------------------------------------------------------------------------------------------------------------

Connecticut -- 0.4%
                                Connecticut State Health & Educational Facilities Authority Revenue:
        1,600,000    AAA          Brunswick School, Series A, MBIA-Insured, 5.000% due 7/1/22                            1,468,000
        1,080,000    AAA          William H. Backus Hospital, AMBAC-Insured, 5.625% due 7/1/17                           1,088,100
                                Connecticut State, HFA, Group Home Mortgage Program, AMBAC-Insured:
          500,000    AAA          5.600% due 6/15/17                                                                       498,750
        1,000,000    AAA          5.625% due 6/15/27                                                                       988,750
                                Mashantucket Western Pequot Tribe, Connecticut Special Revenue:
        3,000,000    Baa3*        Series A, 5.500% due 9/1/28(e)                                                         2,741,250
                                  Series B:
        1,000,000    Baa3*           5.550% due 9/1/08(e)                                                                1,006,250
        2,000,000    Baa3*           5.700% due 9/1/12(e)                                                                1,982,500
        6,500,000    Baa3*           5.750% due 9/1/18(b)(e)                                                             6,288,750
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        16,062,350
------------------------------------------------------------------------------------------------------------------------------------

District of Columbia -- 0.9%
                                District of Columbia Revenue:
                                  American Association for the Advancement of Science Revenue,
                                     AMBAC-Insured:
        3,000,000    AAA               5.250% due 1/1/16                                                                 2,895,000
        9,250,000    AAA               5.125% due 1/1/27                                                                 8,382,815
                                  Georgetown University, Series D, MBIA-Insured, Converted 5/1/98:
        4,300,000    AAA             5.300% due 4/1/15                                                                   4,197,875
        3,900,000    AAA             5.350% due 4/1/16                                                                   3,802,500
        3,700,000    AAA             5.350% due 4/1/17                                                                   3,584,375
        5,300,000    AAA             5.350% due 4/1/18                                                                   5,094,625
        4,000,000    AAA        Washington, DC Convention Center Authority Dedicated Tax Revenue,
                                  Sr. Lien, AMBAC-Insured, 5.250% due 10/1/14                                            3,900,000
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        31,857,190
------------------------------------------------------------------------------------------------------------------------------------

Florida -- 3.3%
                                Alachua County, FL, Public Improvement Revenue, AMBAC-Insured:
        1,770,000    AAA          5.250% due 8/1/18                                                                      1,705,840
        1,400,000    AAA          5.250% due 8/1/23                                                                      1,330,000
                                Boynton Beach, FL Multi-Family Housing Revenue, Clipper Cove Apartments:
          750,000    A+           6.350% due 7/1/16                                                                        771,565
        1,325,000    A+           6.400% due 7/1/21                                                                      1,358,125

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                              SECURITY                                                      VALUE
====================================================================================================================================
Florida -- 3.3% (continued)
$       4,155,000    AAA        Broward County, FL Airport System Revenue, Passenger Facility,
                                  Conv. Lien, Series H-2, AMBAC-Insured, 4.750% due 10/1/23                            $ 3,573,300
                                Broward County, FL GO:
        1,000,000    Aa2*         12.500% due 1/1/02                                                                     1,178,750
        1,250,000    Aa2*         12.500% due 1/1/03                                                                     1,557,815
        1,500,000    Aa2*         12.500% due 1/1/04                                                                     1,961,250
        1,750,000    Aa2*         12.500% due 1/1/05                                                                     2,386,565
        2,000,000    Aa2*         12.500% due 1/1/06                                                                     2,835,000
        2,740,000    AAA        Dade County, FL GO, MBIA-Insured, 5.125% due 10/1/21                                     2,541,350
        1,000,000    AAA        First Florida Governmental Financing Commission Revenue,
                                  AMBAC-Insured, 5.750% due 7/1/16                                                       1,017,500
       12,900,000    AA+        Florida State Board of Education, Capital Outlay Public Education,
                                  Series B, 4.500% due 6/1/27                                                           10,578,000
        3,400,000    AAA        Florida State Correctional Privatization Commission COP,
                                  Youth Detention Facility, Series C, AMBAC-Insured, 5.000% due 8/1/17                   3,179,000
                                Florida State Department of Children & Families COP, (South Florida
                                  State Hospital Project), AMBAC-Insured:
        2,375,000    AAA             4.900% due 7/1/13                                                                   2,259,220
        2,495,000    AAA             4.950% due 7/1/14                                                                   2,348,420
        6,850,000    AA+        Florida State Department of Transportation, Series A, 4.750% due 7/1/24                  5,839,625
        6,190,000    AAA        Hillsborough County, FL Capital Improvement Program Revenue,
                                  (Mosi Project), Series A, MBIA-Insured, 5.125% due 7/1/22                              5,826,340
                                Martin County, FL IDA, Indiantown Cogeneration:
       10,000,000    BBB-         Project A, 7.875% due 12/15/25(b)(d)                                                  10,287,500
        6,010,000    BBB-         Project B, 8.050% due 12/15/25(d)                                                      6,160,250
                                Miami-Dade County, FL:
        6,800,000    AAA          Professional Sports Franchise Facility, MBIA-Insured, 4.750% due 10/1/30               5,763,000
        2,305,000    AAA          School Board, Series C, FSA-Insured, 5.000% due 8/1/16                                 2,178,225
        2,935,000    AAA          Special Obligation, (Courthouse Center Project), Series B, AMBAC-Insured,
                                     4.750% due 4/1/20                                                                   2,549,785
                                Orange County, FL Tourist Development Tax Revenue, AMBAC-Insured:
                                  Series A:
        7,460,000    AAA             4.750% due 10/1/21                                                                  6,424,925
       15,550,000    AAA             4.750% due 10/1/24                                                                 13,334,125
        1,000,000    AAA          Series B, 4.750% due 10/1/23                                                             860,000
        3,090,000    Aaa*       Osceola County, FL School Board COP, Series A, AMBAC-Insured,
                                  5.000% due 6/1/18                                                                      2,865,975
        3,000,000    AAA        St. Lucie, FL West Services District, Special Assessment Revenue,
                                  Port St. Lucie Water Management Benefit, Series A,
                                  MBIA-Insured, 5.250% due 5/1/25                                                        2,853,750
        2,000,000    AAA        Tallahassee, FL Energy Systems Revenue, Series A, 4.750% due 10/1/26                     1,710,000
                                Tampa, FL Revenue Bonds, (Florida Aquarium Inc. Project),
                                  (Pre-Refunded -- Escrowed with U.S. government securities to
                                  5/1/02 Call @ 102):
        2,550,000    NR              7.550% due 5/1/12(c)                                                                2,795,440
        3,000,000    NR              7.750% due 5/1/27(b)(c)                                                             3,303,750
        2,180,000    AAA        Village Center, FL Community Development District, Recreational Revenue,
                                  Series A, MBIA-Insured, 5.850% due 11/1/16                                             2,362,575
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       115,696,965
------------------------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc                                      11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                              SECURITY                                                      VALUE
====================================================================================================================================
Georgia -- 1.1%

                                Atlanta, GA Water & Wastewater Revenue, Series A, FGIC-Insured:
$      11,150,000    AAA          5.000% due 11/1/29                                                                   $ 9,923,500
       31,000,000    AAA          5.000% due 11/1/38                                                                    27,008,750
          580,000    AA-        Brunswick, GA Housing Authority, Multi-Family Housing Revenue,
                                  Cypress Mill, FHA-Insured, 9.750% due 8/1/26                                             611,335
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        37,543,585
------------------------------------------------------------------------------------------------------------------------------------
Hawaii -- 0.7%
                                Hawaii State Department of Budget & Finance,
                                  Special Purpose Revenue, Kasier Permanente,
                                  Series A:
       14,045,000    A               5.100% due 3/1/14                                                                  13,096,965
        4,000,000    A               5.150% due 3/1/15                                                                   3,705,000
        3,000,000    AAA        Hawaii State GO, Series CP, FGIC-Insured, 5.000% due 10/1/17                             2,771,250
                                Honolulu, HI City & County Wastewater System Revenue,
                                  2nd Board Resolution, Jr. Series, FGIC-Insured:
        1,465,000    AAA             5.250% due 7/1/15                                                                   1,419,220
        3,000,000    AAA             5.250% due 7/1/16                                                                   2,887,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        23,879,935
------------------------------------------------------------------------------------------------------------------------------------
Illinois -- 1.8%
        2,000,000    AAA        Chicago, IL GO, Series 1993, FGIC-Insured, 5.375% due 1/1/13                             1,990,000
       12,500,000    AAA        Chicago, IL O'Hare International Airport Revenue, Second Lien, Series C,
                                  MBIA-Insured, 5.000% due 1/1/18                                                       11,359,375
        3,000,000    AAA        Eastern Illinois University Revenue, Auxiliary Facilities Systems,
                                  AMBAC-Insured, 5.000% due 4/1/16                                                       2,782,500
                                Illinois Health Facilities Authority Revenue:
        6,500,000    AAA          Alexian Brothers Health Systems, FSA-Insured, 5.000% due 1/1/19                        5,874,375
        2,000,000    AAA          Edward Obligation Group, Series A, AMBAC-Insured, 5.250% due 2/15/17                   1,902,500
        6,680,000    Aaa*         Memorial Health Systems, MBIA-Insured, 5.250% due 10/1/18                              6,304,250
          500,000    Aaa*         Rockford Health Systems, AMBAC-Insured, 5.100% due 8/15/11                               491,250
                                  Rush Presbyterian, St. Lukes, Series A, MBIA-Insured:
        2,500,000    AAA             5.250% due 11/15/14                                                                 2,437,500
        1,000,000    AAA             5.250% due 11/15/16                                                                   956,250
        3,000,000    AAA          Sherman Health Systems, AMBAC-Insured, 5.250% due 8/1/17                               2,850,000
        3,000,000    AAA        Illinois State COP, Department of Central Management Services,
                                  Public Aid Building, MBIA-Insured, 5.650% due 7/1/17                                   3,015,000
                                Illinois State GO, FGIC-Insured:
        2,650,000    AAA          5.250% due 6/1/18                                                                      2,537,375
        3,300,000    AAA          5.375% due 2/1/19                                                                      3,180,375
       14,375,000    AAA          5.250% due 12/1/20                                                                    13,620,315
        2,000,000    AAA        Springfield, IL GO, Series C, MBIA-Insured, 5.375% due 12/1/21                           1,882,500
        1,000,000    AAA        University of Illinois Revenue Bonds, Auxiliary Facilities Systems,
                                  MBIA-Insured, 5.375% due 10/1/13                                                         993,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        62,177,315
------------------------------------------------------------------------------------------------------------------------------------
Indiana -- 1.1%
        4,700,000    AAA        Avon, IN Community School Building Corp., First Mortgage,
                                  AMBAC-Insured, 5.250% due 1/1/22                                                       4,382,750
        4,500,000    AAA        Delaware County, IN Hospital Authority, Cardinal Health Systems,
                                  AMBAC-Insured, 5.000% due 8/1/16                                                       4,190,625
        3,005,000    AAA        Indiana Bond Bank, State Revenue, Guarantee-State Revolving Fund,
                                  (Project A), 6.250% due 2/1/09                                                         3,200,325

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                              SECURITY                                                      VALUE
====================================================================================================================================

Indiana -- 1.1% (continued)
                                Indiana Health Facilities Financing Authority Hospital Revenue,
                                  Riverview Hospital:
$         305,000    Baa1*           6.500% due 8/1/01                                                                   $ 314,150
          200,000    Baa1*           6.600% due 8/1/02                                                                     208,500
                                Indiana Municipal Power Agency, Power Supply
                                  Systems Revenue, Special Obligation, 1st
                                  Crossover, Series B, MBIA-Insured:
        2,700,000    AAA             5.200% due 1/1/14                                                                   2,629,125
        2,775,000    AAA             5.250% due 1/1/15                                                                   2,709,095
        2,000,000    A          Mishawaka, IN School City, Multi-School Building Corp.,
                                  5.500% due 7/15/15                                                                     1,977,500
                                Northwest Allen County, IN Middle School Building Corp.,
                                  First Mortgage, MBIA-Insured:
          715,000    AAA             4.800% due 1/15/13                                                                    661,375
          245,000    AAA             4.800% due 7/15/13                                                                    226,320
          535,000    AAA             4.900% due 7/15/14                                                                    500,895
       15,000,000    AAA        Rockport, IN PCR, (Michigan Power Co. Project), Series A, AMBAC-Insured,
                                  6.550% due 6/1/25(b)                                                                  15,900,000
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        36,900,660
------------------------------------------------------------------------------------------------------------------------------------

Kansas -- 0.3%.
        2,200,000    Aa3*       Douglas County, KS Sales Tax GO, 5.000% due 2/1/14                                       2,101,000
                                Kansas State DFA Revenue, Public Water Supply Revolving Loan, Series 2:
        1,110,000    AA-++        5.250% due 4/1/15                                                                      1,080,865
        1,250,000    AA-++        5.000% due 4/1/16                                                                      1,175,000
        1,000,000    AA-++        4.750% due 4/1/17                                                                        888,750
        3,000,000    AAA        Topeka, KS Public Building Commission, (10th & Jackson Projects),
                                  MBIA-Insured, 4.875% due 6/1/19                                                        2,688,750
        3,145,000    AAA        Wyandotte County, KS Unified School District No. 202 GO, AMBAC-Insured,
                                  4.750% due 9/1/17                                                                      2,826,569
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        10,760,934
------------------------------------------------------------------------------------------------------------------------------------

Kentucky -- 0.1%
        3,580,000    AAA        Jefferson County, KY School District Finance Corp., School Building Revenue,
                                  Series A, FSA-Insured, 5.250% due 1/1/15                                               3,494,975
------------------------------------------------------------------------------------------------------------------------------------

Louisiana -- 0.1%
                                Orleans Parish, LA Parishwide School District, Series A, FGIC-Insured:
        1,680,000    Aaa*         5.125% due 9/1/14                                                                      1,631,700
        1,775,000    Aaa*         5.125% due 9/1/15                                                                      1,712,875
        2,000,000    AAA        Terrebonne Parish, LA Hospital Service District No. 1, Hospital Revenue,
                                  (Terrebonne General Medical Center Project), AMBAC-Insured,
                                  5.350% due 4/1/17                                                                      1,930,000
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         5,274,575
------------------------------------------------------------------------------------------------------------------------------------

Maine -- 0.5%
        2,750,000    AAA        Maine Finance Authority Revenue, Electric Rate Stabilization, Series A,
                                  FSA-Insured, 5.000% due 7/1/18                                                         2,505,938
        9,865,000    AAA        Maine Governmental Facility Authority, Lease Rent Revenue, FSA-Insured,
                                  5.625% due 10/1/19                                                                     9,704,695
        6,000,000    AAA        Maine Municipal Bond Bank Revenue, Series C, 5.350% due 11/1/18                          5,797,500
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        18,008,133
------------------------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc                                      13

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                              SECURITY                                                      VALUE
====================================================================================================================================
Maryland -- 0.8%
$       2,000,000    AAA        Baltimore County, MD County Commission Mortgage Revenue,
                                  (Northbrooke Apartments Project), GNMA-Collateralized, Series A,
                                  6.350% due 1/20/21(b)                                                                $ 2,075,000
                                Baltimore, MD GO, Series A, FGIC-Insured:
        2,585,000    AAA          5.625% due 10/15/14                                                                    2,646,395
        2,745,000    AAA          5.750% due 10/15/15                                                                    2,964,600
        1,165,000    AAA          5.750% due 10/15/16                                                                    1,258,200
        1,375,000    AAA        Charles County, MD County Commissioners Mortgage Revenue,
                                  (Holly Station Project IV), Series A, FHA-Insured, 6.450% due 5/1/26                   1,412,815
       56,000,000    NR         Maryland State Energy Financing Administration, Solid Waste Disposal
                                  Revenue, (Hagerstown Project), 9.000% due 10/15/16(b)(d)(g)                           12,320,000
        3,825,000    A          Maryland State Health & Higher Educational Facilities Authority Revenue,
                                  Kaiser Permanente, Series A, 5.375% due 7/1/15                                         3,691,125
        1,545,000    Aa2*       Montgomery County, MD Housing Opportunities Commission,
                                  Single-Family Mortgage Revenue, Series A, 5.750% due 7/1/13                            1,566,250
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        27,934,385
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts -- 8.0%
        2,200,000    AAA        Holyoke, MA GO, Series A, FSA-Insured, 5.500% due 6/15/16                                2,205,500
                                Massachusetts Bay Transportation Authority, General Transportation System:
       10,490,000    AAA          Series A, MBIA-Insured, 4.500% due 3/1/26                                              8,457,563
                                  Series B:
                                     AMBAC-Insured:
       18,380,000    AAA               5.375% due 3/1/20                                                                17,782,650
       12,790,000    AAA               5.375% due 3/1/25                                                                12,198,463
                                     FSA-Insured:
       15,000,000    AAA               5.250% due 3/1/20                                                                14,287,500
       32,200,000    AAA               5.250% due 3/1/26                                                                30,147,250
                                Massachusetts Municipal Wholesale Electric Co., Power Supply
                                  System Revenue Series A, AMBAC-Insured:
        5,900,000    AAA             5.000% due 7/1/14                                                                   5,641,875
        2,950,000    AAA             5.000% due 7/1/17                                                                   2,747,188
        9,435,000    AAA          Series B, MBIA-Insured, 5.000% due 7/1/17                                              8,786,344
                                Massachusetts State College Building Authority Revenue, Series 1,
                                  MBIA-Insured:
        3,500,000    Aaa*            5.125% due 5/1/19                                                                   3,276,875
        9,430,000    Aaa*            5.375% due 5/1/39                                                                   8,758,113
                                Massachusetts State Health and Educational Facilities Authority Revenue:
        7,500,000    AA-          Boston College Issue, Series L, 5.000% due 6/1/26                                      6,600,000
        2,000,000    A            Hebrew Rehabilitation Center for Aged, Series C, 5.250% due 7/1/17                     1,865,000
                                  Partners Healthcare Systems, Series B:
        3,000,000    AA-             5.250% due 7/1/13                                                                   2,857,500
        1,000,000    AA-             5.250% due 7/1/14                                                                     946,250
        2,000,000    AA-             5.250% due 7/1/15                                                                   1,875,000
        7,000,000    AA-             5.125% due 7/1/19                                                                   6,273,750
        4,500,000    AAA          Northeastern University, Series 1, MBIA-Insured, 5.000% due 10/1/29                    3,960,000
        1,295,000    AAA          University of Massachusetts Memorial, Series A, AMBAC-Insured,
                                     5.250% due 7/1/14                                                                   1,264,244
        8,500,000    AAA        Massachusetts State HFA, Housing Development, Series B, MBIA-Insured,
                                  5.300% due 12/1/17                                                                     8,234,375

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT         RATING(a)                              SECURITY                                                      VALUE
====================================================================================================================================
Massachusetts -- 8.0% (continued)
                                Massachusetts State Turnpike Authority, Metro Highway Systems Revenue,
                                  Series A:
                                     AMBAC-Insured:
$      10,000,000    AAA               5.000% due 1/1/39                                                               $ 8,687,500
       58,860,000    AAA               4.750% due 1/1/34                                                                48,412,350
        9,625,000    AAA             MBIA-Insured, 5.125% due 1/1/23                                                     8,842,970
       11,000,000    Aaa*       Massachusetts State Water Pollution Abatement, New Bedford PG-Series A,
                                  FGIC-Insured, 4.750% due 2/1/26                                                        9,267,500
                                Massachusetts State Water Resources Authority:
       25,785,000    AAA          MBIA-Insured, 5.000% due 12/1/25                                                      22,916,419
                                  Series A, FSA-Insured:
        4,000,000    AAA             4.750% due 8/1/27                                                                   3,385,000
       13,500,000    AAA             4.750% due 8/1/37                                                                  11,103,750
                                  Series B:
        3,000,000    A1*             5.500% due 3/1/17                                                                   2,951,250
       11,635,000    AAA             MBIA-Insured, 4.750% due 12/1/21                                                   10,006,100
        4,095,000    AAA          Series C, MBIA-Insured, 5.250% due 12/1/20                                             3,890,250
        4,000,000    AAA        Plymouth County, MA Correctional Facility COP, AMBAC-Insured,
                                  5.125% due 10/1/18                                                                     3,760,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       281,388,529
------------------------------------------------------------------------------------------------------------------------------------
Michigan -- 4.7%
        2,000,000    AAA        Battle Creek, MI Downtown Development Authority, MBIA-Insured,
                                  5.000% due 5/1/17                                                                      1,840,000
                                Caledonia, MI Community Schools, FGIC-Insured:
        1,790,000    AAA          4.875% due 5/1/19                                                                      1,602,050
        4,095,000    AAA          4.750% due 5/1/22                                                                      3,552,413
        2,175,000    AAA        Coopersville, MI Area Public Schools, MBIA-Insured, 4.750% due 5/1/19                    1,916,719
       17,750,000    AAA        Detroit & Wayne Counties, MI Stadium Authority Revenue, FGIC-Insured,
                                  5.250% due 2/1/27                                                                     16,507,500
        2,090,000    AAA        Grand Valley, MI State University Revenue, MBIA-Insured,
                                  5.250% due 10/1/17                                                                     2,048,200
        1,000,000    AAA        Holly, MI Area School District, FGIC-Insured, 4.750% due 5/1/25                            856,250
        2,140,000    AAA        Ingham County, MI Building Authority, AMBAC-Insured, 5.000% due 11/1/16                  1,984,850
       39,340,000    AAA        Michigan Public Power Agency Revenue, (Belle River Project), Series A,
                                  MBIA-Insured, 5.250% due 1/1/18                                                       37,569,700
        1,000,000    AAA        Michigan State Hospital Finance Authority Revenue,
                                  Mercy Health Services, AMBAC-Insured, Series R, 5.375% due 8/15/16                       973,500
                                Michigan State Housing Representatives COP, AMBAC-Insured:
        5,145,000    AAA          5.000% due 8/15/16                                                                     4,733,400
        4,715,000    AAA          5.500% due 8/15/15                                                                     4,638,381
                                Michigan State Strategic Fund, Resource Recovery Limited Obligation
                                  Revenue, Central Wayne Energy:
                                     Series A:
        8,000,000    NR                6.900% due 7/1/19(d)                                                              7,740,000
        3,000,000    NR                7.000% due 7/1/27(d)                                                              2,891,250
       12,000,000    NR              Series B, 6.800% due 7/1/13(d)                                                     11,670,000
       56,625,000    NR         Midland County, MI Economic Development Corp., PCR, Subordinated
                                  Limited Obligation, Series B, 9.500% due 7/23/09(b)(d)                                59,558,741

                       See Notes to Financial Statements
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc                                      15

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT         RATING(a)                              SECURITY                                                      VALUE
====================================================================================================================================
Michigan -- 4.7% (continued)
$       4,455,000    AA         Royal Oak, MI Hospital Finance Authority, Hospital Revenue,
                                  William Beaumont Hospital, 5.250% due 1/1/20                                         $ 4,104,169
        1,000,000    AAA        South Lyon, MI Community Schools, FGIC-Insured, 5.125% due 5/1/16                          952,500
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       165,139,623
------------------------------------------------------------------------------------------------------------------------------------

Minnesota -- 1.5%
                                Burnsville, MN Multi-family Revenue, Refunding Housing Coventry Court,
                                  Series A, GNMA-Collaterized:
          400,000    Aaa*            5.900% due 9/20/19                                                                    399,500
        1,000,000    Aaa*            5.950% due 9/20/29                                                                    998,750
        1,300,000    Aaa*       Eagan, MN Multi-family Revenue, Refunding Housing Forest Ridge,
                                  Series A, GNMA-Collaterized, 5.950% due 9/20/29                                        1,298,375
                                Hennepin County, MN Lease Revenue, COP:
        2,955,000    Aa1          5.000% due 11/15/14                                                                    2,818,331
        3,105,000    Aa1          5.000% due 11/15/15                                                                    2,938,106
       23,000,000    AAA        Minneapolis & St. Paul, MN Airport Revenue, Series A, FGIC-Insured,
                                  5.125% due 1/1/31                                                                     20,930,000
                                Minnesota State GO, General Obligation Unlimited:
        6,000,000    AAA          5.000% due 6/1/15                                                                      5,752,500
        7,400,000    AAA          5.250% due 8/1/18                                                                      7,196,500
        6,375,000    AAA          5.250% due 8/1/19                                                                      6,167,813
        4,000,000    AA+        North St. Paul Maplewood, MN ISD, No. 622, Series A,
                                  5.125% due 2/1/20                                                                      3,780,000
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        52,279,875
------------------------------------------------------------------------------------------------------------------------------------

Mississippi -- 0.1%
        1,000,000    AAA        Harrison County, MS School District, State Aid Capital Improvement,
                                  FSA-Insured, 5.000% due 8/1/15                                                           943,750
                                Jackson, MS Municipal Airport Authority, Airport Revenue, Series A,
                                  AMBAC-Insured:
          385,000    AAA             5.000% due 12/1/12                                                                    373,450
          405,000    AAA             5.100% due 12/1/13                                                                    390,825
          425,000    AAA             5.125% due 12/1/14                                                                    408,000
          450,000    AAA             5.125% due 12/1/15                                                                    428,625
          470,000    AAA             5.125% due 12/1/16                                                                    444,738
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         2,989,388
------------------------------------------------------------------------------------------------------------------------------------

Missouri -- 0.7%
        4,750,000    AAA        Fenton, MO COP, (Capital Improvements Project), MBIA-Insured,
                                  5.125% due 9/1/17                                                                      4,488,750
        8,500,000    AAA        Kansas City, MO Municipal Assistance Corp., Leasehold Revenue,
                                  H. Roe Bartle Convention Center, Series A, MBIA-Insured,
                                  5.000% due 4/15/20                                                                     7,766,875
                                Missouri State Environmental Improvement & Energy Resources Authority,
                                  PCR, State Revolving Fund, Series E:
        1,040,000    Aa1*            5.200% due 1/1/10                                                                   1,051,700
        2,235,000    Aa1*            5.250% due 1/1/19                                                                   2,142,806
                                Poplar Bluff, MO Public Building Corp., Leasehold Revenue, MBIA-Insured:
        1,025,000    Aaa*         5.000% due 9/1/13                                                                        982,719
        4,475,000    Aaa*         5.100% due 9/1/18                                                                      4,133,782

                       See Notes to Financial Statements
--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                              SECURITY                                                      VALUE
====================================================================================================================================
Missouri -- 0.7% (continued)
$       4,900,000    AAA        St. Louis, MO Regional Convention & Sports Complex Authority, Series C,
                                  AMBAC-Insured, 5.300% due 8/15/20                                                    $ 4,740,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        25,307,382
------------------------------------------------------------------------------------------------------------------------------------
Montana -- 1.0%
       33,400,000    NR         Montana State Board of Investment Resource Recovery Revenue,
                                  (Yellowstone Energy LP Project), 7.000% due 12/31/19(b)(d)                            33,233,000
------------------------------------------------------------------------------------------------------------------------------------
Nevada -- 0.3%
                                Clark County, NV GO, Series A, FGIC-Insured:
        6,035,000    AAA          5.000% due 6/1/15                                                                      5,695,531
        6,340,000    AAA          5.000% due 6/1/16                                                                      5,919,975
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        11,615,506
------------------------------------------------------------------------------------------------------------------------------------
New Hampshire -- 0.1%
        3,000,000    AAA        Manchester, NH Apartment Revenue, Series A, MBIA-Insured,
                                  4.500% due 1/1/28                                                                      2,358,750
------------------------------------------------------------------------------------------------------------------------------------
New Jersey -- 2.4%
        5,000,000    AAA        Casino Reinvestment Development Authority, NJ Parking Fee Revenue,
                                  Series A, FSA-Insured, 5.250% due 10/1/16                                              4,875,000
        2,500,000    AAA        Hamilton Township, Atlantic City, NJ, Municipal Utilities Authority,
                                  FGIC-Insured, 5.000% due 8/15/17                                                       2,318,750
                                Middlesex County, NJ COP, MBIA-Insured:
        1,280,000    AAA          5.000% due 6/15/12                                                                     1,246,400
        1,345,000    AAA          5.050% due 6/15/13                                                                     1,301,288
        1,410,000    AAA          5.100% due 6/15/14                                                                     1,362,413
        1,300,000    AAA        Middlesex County, NJ (Perth Amboy Franchise Project), Improvement
                                  Authority Revenue, Series A, Governmental Loan, AMBAC-Insured,
                                  5.000% due 9/1/29                                                                      1,165,125
          500,000    AAA        Monmouth County, NJ Improvement Authority Revenue,
                                  Governmental Loan, AMBAC-Insured, 5.150% due 12/1/17                                     478,125
        1,750,000    AAA        New Brunswick, NJ Housing Authority, Lease Revenue, Rutgers University,
                                  FGIC-Insured, 4.750% due 7/1/18                                                        1,548,750
        2,500,000    Aaa*       New Jersey EDA Revenue, (Hillcrest Health Service Systems Project),
                                  AMBAC-Insured, 5.375 due 1/1/16                                                        2,459,375
        2,000,000    AAA        New Jersey EDA Revenue, (Transportation Project), Series A, FSA-Insured,
                                  5.250% due 5/1/17                                                                      1,930,000
                                New Jersey Health Care Facilities Financing Authority Revenue:
        1,000,000    AAA          Barnabas Health Services, Series B, 4.750% due 7/1/28                                    845,000
                                  Barnert Hospital, MBIA-Insured:
          495,000    AAA             4.750% due 2/1/15                                                                     446,119
          685,000    AAA             4.750% due 8/1/15                                                                     616,500
          575,000    AAA             4.750% due 8/1/16                                                                     512,469
        3,225,000    AAA          Cathedral Health Services, MBIA-Insured 5.200% due 8/1/15                              3,128,250
        2,000,000    AAA          Meridian Health System Obligation Group,
                                     FSA-Insured, 5.250% due 7/1/19                                                      1,912,500
        2,500,000    BBB          Rahway Hospital Obligation Group, 5.000% due 7/1/08                                    2,371,875
                                New Jersey State, GO:
       22,000,000    AA+          4.500% due 2/1/17                                                                     19,085,000
       13,805,000    AA+          4.500% due 2/1/18                                                                     11,872,300

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc                                      17

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                              SECURITY                                                      VALUE
====================================================================================================================================
New Jersey -- 2.4% (continued)
                                New Jersey State, Transportation Systems Trust Fund, Series A:
$       5,000,000    AA-          5.750% due 6/15/17                                                                   $ 5,131,250
        4,000,000    AA-          5.750% due 6/15/18                                                                     4,095,000
        4,000,000    AA-          5.750% due 6/15/20                                                                     4,105,000
                                South Jersey, Transportation Systems Authority Revenue, AMBAC-Insured:
        6,850,000    AAA          5.000% due 11/1/16                                                                     6,473,250
        3,860,000    AAA          5.000% due 11/1/17                                                                     3,618,750
        2,000,000    AAA          5.000% due 11/1/18                                                                     1,852,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        84,750,989
------------------------------------------------------------------------------------------------------------------------------------
New Mexico -- 0.2%
        2,400,000    AAA        New Mexico Mortgage Financing Authority, Single-Family Program,
                                  Series B-3, FHLMC, FNMA & GNMA-Collaterized, 5.000% due 9/1/17                         2,259,000
        3,135,000    Aaa*       Santa Fe, NM Single-Family Mortgage Revenue,
                                  FNMA & GNMA-Collateralized, 6.300% due 11/1/28(d)                                      3,185,944
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,444,944
------------------------------------------------------------------------------------------------------------------------------------
New York -- 9.8%
        1,710,000    AA         Housing Corp. of New York Revenue, 5.500% due 11/1/20                                    1,624,500
                                Long Island Power Authority, NY Electrical Systems Revenue:
                                  Series A, FSA-Insured:
       36,000,000    AAA             5.000% due 12/1/15                                                                 33,840,000
       18,120,000    AAA             5.125% due 12/1/16                                                                 17,168,700
                                Metropolitan Transportation Authority of New York:
                                  Dedicated Tax Fund, Transit Facilities Revenue:
                                     Series A:
        4,190,000    AAA               FGIC-Insured, 4.750% due 4/1/28                                                   3,540,550
        8,215,000    AAA               FSA-Insured, 5.250% due 4/1/15                                                    7,999,356
        8,700,000    AAA               FSA-Insured, 5.250% due 4/1/16                                                    8,428,125
       10,000,000    AAA               FSA-Insured, 5.000% due 4/1/17                                                    9,287,500
       12,555,000    AAA               FSA-Insured, 5.125% due 4/1/18                                                   11,754,619
        4,690,000    AAA             Series B-2, MBIA-Insured, 5.000% due 7/1/17                                         4,367,563
        2,500,000    AAA             Series B, 4.875% due 7/1/18                                                         2,256,250
          550,000    AAA             Series C, FSA-Insured, 4.750% due 7/1/16                                              493,625
        1,100,000    AAA        Municipal Assistance Corporation for City of Troy, NY Series A, MBIA-Insured,
                                      5.000% due 1/15/16                                                                 1,046,375
        3,000,000    AAA        New York, NY City Health & Hospital Corp. Revenue, Health Systems, Series A,
                                      5.000% due 2/15/20                                                                 2,730,000
        4,000,000    AAA        New York, NY City IDA Facilities Revenue, (Lighthouse International Project),
                                      MBIA-Insured, 4.500% due 7/1/33                                                    3,200,000
                                New York, NY City Municipal Water Finance Authority, Water & Sewer
                                  Systems Revenue:
        7,500,000    AAA             Series A, FGIC-Insured, 4.750% due 6/15/31                                          6,271,875
       11,950,000    AAA             Series B, MBIA-Insured, 5.375% due 6/15/19                                         11,651,250
                                New York City, NY Transitional Finance Authority Revenue, Future Tax Secured:
        6,450,000    AA           Series A, 4.750% due 11/15/16                                                          5,772,750
                                  Series B:
       13,915,000    AA              4.750% due 11/1/16                                                                 12,453,925
        4,515,000    AA              4.750% due 11/1/17                                                                  4,023,994
                                  Series C:
       15,790,000    AA              5.000% due 5/1/18                                                                  14,487,325
        1,475,000    AA              5.000% due 5/1/29                                                                   1,307,219

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
18                                      1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                              SECURITY                                                      VALUE
====================================================================================================================================
New York -- 9.8% (continued)
                                  Series C, FGIC-Insured:
$       2,530,000    AAA             5.000% due 5/1/16                                                                 $ 2,375,038
        9,165,000    AAA             5.000% due 5/1/17                                                                   8,511,994
        2,695,000    AAA        New York, NY Education Construction Fund Revenue, AMBAC-Insured,
                                  5.500% due 4/1/16                                                                      2,705,107
        1,280,000    AAA        New York, NY IDA, Civic Facilities Revenue, (Trinity Episcopal School Corp.
                                  Project), MBIA-Insured, 5.250% due 6/15/17                                             1,235,200
                                New York State Dormitory Authority:
                                  City University System:
                                     Consolidated Second General Resolution, Series A, FGIC-Insured:
        6,000,000    AAA               5.375% due 7/1/14(b)                                                              6,000,000
       11,000,000    AAA               5.000% due 7/1/16                                                                10,326,250
        5,000,000    AAA             Consolidated Third General Resolution, Series 2, MBIA-Insured,
                                       6.250% due 7/1/19                                                                 5,393,750
        1,000,000    Aaa*         Culinary Institute of America, MBIA-Insured, 5.000% due 7/1/17                           931,250
                                  Iona College, MBIA-Insured:
          485,000    AAA             6.600% due 7/1/07                                                                     512,282
          420,000    AAA             6.600% due 7/1/08                                                                     442,050
          555,000    AAA             6.600% due 7/1/09                                                                     584,138
          540,000    AAA             6.700% due 7/1/10                                                                     569,025
                                  Mental Health Services Facilities Improvement Revenue, FSA-Insured:
        4,000,000    AAA             Series C, 5.125% due 8/15/17                                                        3,755,000
        2,000,000    AAA             Series D, 5.125% due 8/15/17                                                        1,877,500
       20,765,000    AAA          Montefiore Medical Center, AMBAC-Insured, 5.250% due 2/1/15                           20,297,788
        4,500,000    AAA          Municipal Health Facilities, Improvement Program, Series A, FSA-Insured,
                                     5.500% due 5/15/24                                                                  4,381,875
        5,000,000    AAA          North General Hospital, Series G, AMBAC-Insured, 5.200% due 2/15/15                    4,843,750
                                  State University Educational Facilities, Series A, MBIA-Insured:
        6,195,000    AAA             5.000% due 5/15/15                                                                  5,869,763
        7,030,000    AAA             5.000% due 5/15/16                                                                  6,599,413
       13,635,000    AAA             5.000% due 5/15/17                                                                 12,663,507
        3,915,000    AAA          University of Rochester, Series A, MBIA-Insured, 5.000% due 7/1/16                     3,675,207
        7,000,000    A-         New York State Energy Research & Development Authority PCR,
                                  (Lilco Project), Series A, Remarketed 3/1/99, 5.150% due 3/1/16                        6,475,000
        5,520,000    Aa1*       New York State Environmental Facilities Corp., State Clean Water &
                                  Drinking Water, Revolving Funds, Series C, 5.000% due 6/15/16                          5,188,800
        2,000,000    A          New York State GO, 12.000% due 11/15/03                                                  2,565,000
        6,000,000    AAA        New York State Medical Care Facilities Finance Agency Revenue,
                                  FGIC-Insured, 5.250% due 2/15/19                                                       5,730,000
        6,530,000    Aa2*       New York State Mortgage Agency Revenue, Homeowner Mortgage
                                  Series 80, 5.100% due 10/1/17                                                          6,187,175
                                New York State Thruway Authority, Highway & Bridge Transportation Fund,
                                  FGIC-Insured:
       10,030,000    AAA             Series A, 5.000% due 4/1/18                                                         9,252,675
                                     Series B:
        5,000,000    AAA               5.000% due 4/1/15                                                                 4,712,500
        6,820,000    AAA               5.000% due 4/1/17                                                                 6,317,025
                                New York State Urban Development Corp. Revenue, Correctional
                                  Capital Facilities:
        4,000,000    AAA             AMBAC-Insured, 5.250% due 1/1/18                                                    3,865,000
        3,250,000    AAA             Series A, FSA-Insured, 5.250% due 1/1/21                                            3,103,750

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc                                      19

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                              SECURITY                                                      VALUE
====================================================================================================================================
New York -- 9.8% (continued)
$       1,000,000    AAA        St. Lawrence County, NY Industrial Developmental Agency, Civic Facilities
                                  Revenue, (St. Lawrence University Project), Series A, MBIA-Insured,
                                  5.375% due 7/1/18                                                                      $ 980,000
                                Triborough Bridge & Tunnel Authority of New
                                  York, General Purpose Revenue Bonds, Series A:
       10,000,000    Aa3*            5.200% due 1/1/20                                                                   9,400,000
       11,000,000    Aa3*            5.000% due 1/1/24                                                                   9,886,250
                                Yonkers, NY GO, FGIC-Insured:
        1,125,000    AAA          Series A, 5.000% due 9/1/14                                                            1,072,970
        2,000,000    AAA          Series B, 5.000% due 9/1/17                                                            1,857,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       343,849,033
------------------------------------------------------------------------------------------------------------------------------------
North Carolina -- 2.8%
        4,500,000    A2*        Carteret County, NC COP, (Elementary School Project),
                                  6.500% due 2/1/07                                                                      4,741,875
        2,500,000    AA+        Charlotte, NC, Water & Sewer Systems Revenue, 5.250% due 6/1/24                          2,371,875
        3,000,000    AA         North Carolina Housing Finance Agency, Home Ownership, Series A-1,
                                  5.350% due 1/1/17(d)                                                                   2,880,000
                                North Carolina Medical Care Commission:
                                  Health Care Facilities Revenue:
        3,000,000    AA              Carolina Medicorp Project, 5.125% due 5/1/16                                        2,812,500
        5,000,000    AA              Duke University Health Systems, Series A, 5.000% due 6/1/23                         4,443,750
          655,000    AA              Novant Health Project, Series B, 5.000% due 10/1/16                                   601,782
                                  Hospital Revenue:
        4,500,000    AA-             First Health of the Carolinas, 4.750% due 10/1/26                                   3,763,125
        1,500,000    A+              Gaston Health Care, 5.000% due 12/15/12                                             1,415,625
                                     Pitt County Memorial Hospital, Series A:
        5,000,000    AA-               4.750% due 12/1/28                                                                4,156,250
        9,265,000    AAA               MBIA-Insured, 4.750% due 12/1/28                                                  7,759,438
       16,755,000    AAA        North Carolina Municipal Power Agency No.1, Catawaba Electric Revenue:
                                  Series A AMBAC-Insured, 5.375% due 1/1/20(b)                                          16,273,294
                                  MBIA-Insured:
        7,860,000    AAA             5.125% due 1/1/15                                                                   7,545,600
       18,350,000    AAA             5.125% due 1/1/17                                                                  17,363,688
       15,000,000    AAA             5.125% due 1/1/17                                                                  14,118,750
        2,500,000    AA+        Raleigh, NC Combined Enterprise System Revenue, 4.750% due 3/1/19                        2,178,125
          500,000    AAA        Sampson Area Development Corp., Installment Payment Revenue,
                                  MBIA-Insured, 4.750% due 6/1/19                                                          438,750
                                University of North Carolina Hospital, Chapel
                                Hill Revenue, AMBAC-Insured:
        1,455,000    AAA          5.250% due 2/15/17                                                                     1,416,806
        3,125,000    AAA          5.000% due 2/15/21                                                                     2,875,000
        1,250,000    AAA          5.000% due 2/15/24                                                                     1,139,063
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        98,295,296
------------------------------------------------------------------------------------------------------------------------------------
North Dakota -- 0.1%
        1,000,000    AAA        Burleigh County, ND Health Care Revenue, Medcenter One Inc.,
                                  MBIA-Insured, 5.250% due 5/1/13                                                          977,500
        1,000,000    AAA        Fargo, ND Water Revenue, MBIA-Insured, 5.125% due 1/1/14                                   962,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,940,000
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
20                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1999

   FACE
  AMOUNT         RATING(a)                              SECURITY                                                      VALUE
====================================================================================================================================
Ohio -- 6.6%
                                Akron, Bath and Copley, OH Joint Township
                                  Hospital District, Hospital Revenue, (Akron
                                  General Medical Center Project),
                                  AMBAC-Insured:
$      14,630,000    AAA             5.375% due 1/1/17(b)                                                              $14,501,988
       18,000,000    AAA             5.375% due 1/1/22                                                                  17,415,000
        3,000,000    Aaa*       Akron-Summit County, OH Public Library GO, Series A, FGIC-Insured
                                  5.000% due 12/1/15                                                                     2,842,500
        8,375,000    AAA        Akron, OH EDA Revenue, MBIA-Insured, 5.000% due 12/1/18                                  7,725,938
        1,000,000    Aaa*       Brecksville-Broadview Heights, OH City School District, FGIC-Insured,
                                  6.500% due 12/1/16                                                                     1,091,250
       12,950,000    AAA        Butler County, OH Transportation Improvement District, Series A,
                                  FSA-Insured, 5.125% due 4/1/17                                                        12,318,688
                                Clermont County, OH Hospital Facilities Revenue, Mercy Health Systems,
                                  Series B, AMBAC-Insured:
        3,415,000    AAA             5.625% due 9/1/16                                                                   3,453,419
        1,000,000    AAA             5.625% due 9/1/21                                                                   1,003,750
                                Cleveland, OH Waterworks Revenue, Refunding &
                                  Improvement, First Mortgage, Series H,
                                  MBIA-Insured:
          985,000    AAA             Pre-Refunded -- Escrowed with state and local government securities
                                       to 1/1/06 Call @ 102, 5.700% due 1/1/14(c)                                        1,052,719
        1,000,000    AAA             5.625% due 1/1/13                                                                   1,020,000
           15,000    AAA             5.700% due 1/1/14                                                                      14,325
        3,000,000    AAA        Cleveland-Cuyahoga County, OH Port Authority Revenue, Rock & Roll
                                  Hall of Fame, AMBAC-Insured, 5.400% due 12/1/15                                        3,000,000
                                Cuyahoga County, OH Hospital Revenue, Cleveland Clinic Health
                                  Series B:
        1,250,000    AA-             5.250% due 1/1/15                                                                   1,185,938
        3,750,000    AA-             5.125% due 1/1/29                                                                   3,309,375
                                Cuyahoga County, OH Hospital Revenue, Refunding and Improvement,
                                  (Metrohealth System Project), MBIA-Insured:
        1,000,000    AAA             5.375% due 2/15/12                                                                  1,002,500
        1,000,000    AAA             5.625% due 2/15/17                                                                  1,013,750
                                  Series A:
        5,180,000    AAA             5.500% due 2/15/12(b)                                                               5,257,700
        5,050,000    AAA             5.125% due 2/15/13(b)                                                               4,917,438
        6,680,000    AAA             5.125% due 2/15/15                                                                  6,412,800
        3,025,000    AAA             5.125% due 2/15/16                                                                  2,885,094
        4,890,000    AAA             5.125% due 2/15/17                                                                  4,627,163
       13,935,000    AAA             5.250% due 2/15/19                                                                 13,360,181
                                Cuyahoga County, OH Hospital Revenue, University Hospital
                                  Health Systems, AMBAC-Insured:
        2,500,000    AAA             5.400% due 1/15/19                                                                  2,412,500
        7,000,000    AAA             5.500% due 1/15/30                                                                  6,746,250
        4,000,000    AAA        Delaware County, OH Sewer District, GO, MBIA-Insured,
                                  4.750% due 12/1/24                                                                     3,440,000
        4,065,000    AAA        Franklin County, OH Convention Facilities Authority, Tax & Lease Revenue
                                  Anticipation Bonds, MBIA-Insured, 5.000% due 12/1/17                                   3,775,369
                                Hamilton County, OH Sales Tax, MBIA-Insured:
        1,500,000    AAA          Football Project-A, 4.750% due 12/1/27                                                 1,276,875
        9,650,000    AAA          Football Project-B, 5.000% due 12/1/27                                                 8,648,813
        1,520,000    Aa3*       Lakewood, OH GO, 5.125% due 12/1/17                                                      1,442,100

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc                                      21

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                              SECURITY                                                      VALUE
====================================================================================================================================
Ohio -- 6.6% (continued)
$       5,500,000    AAA        Lorain County, OH Health Facilities Revenue, Catholic Healthcare Partners,
                                  Series A, 5.500% due 9/1/29                                                          $ 5,328,125
                                Lucas County, OH Hospital Revenue, Promedia Healthcare Obligation
                                  Group, AMBAC-Insured:
       10,000,000    AAA             5.375% due 11/15/23                                                                 9,487,500
       30,000,000    AAA             5.375% due 11/15/29                                                                28,500,000
        3,000,000    Aaa*       Medina, OH City School District GO, FGIC-Insured, 5.000% due 12/1/18                     2,767,500
        3,025,000    Aaa*       Muskingum County, OH Facilities Improvement, GO, MBIA-Insured,
                                  5.125% due 12/1/19                                                                     2,828,375
        1,630,000    AA-        New Lexington, OH School District Improvement GO, 5.375% due 12/1/21                     1,579,063
                                Ohio State Building Authority, State Facilities:
                                  Administration Building Fund Projects, Series A:
        2,725,000    AA-             5.000% due 10/1/15                                                                  2,585,344
        5,000,000    AA-             5.000% due 10/1/18                                                                  4,631,250
                                  Adult Correctional Buildings Funds Projects, Series A:
        5,675,000    AA-             5.000% due 4/1/15                                                                   5,391,250
        5,010,000    AA-             5.000% due 4/1/16                                                                   4,721,925
        1,500,000    NR         Ohio State Solid Waste Revenue, Republic Engineered Steels Inc.,
                                  9.000% due 6/1/21(d)                                                                   1,618,125
        2,670,000    AAA        Ohio State Water Development Authority Revenue, Water Development,
                                  Fresh Water Series, FSA-Insured, 5.000% due 12/1/16                                    2,519,813
        6,000,000    AA-        Olentangy, OH, Local School District, GO, 5.000% due 12/1/27                             5,407,500
        2,955,000    AAA        Parma, OH, GO, Series A, FGIC-Insured, 5.000% due 12/1/18                                2,725,988
        1,585,000    AAA        Twinsburg, OH Local School District, FGIC-Insured, 5.900% due 12/1/21                    1,606,794
                                University of Akron, OH General Receipts:
                                  AMBAC-Insured:
        1,000,000    AAA             5.125% due 1/1/11                                                                     987,500
        1,000,000    AAA             5.125% due 1/1/12                                                                     981,250
        2,525,000    AAA             5.250% due 1/1/22                                                                   2,379,813
                                  FGIC-Insured:
        3,000,000    AAA             5.750% due 1/1/29                                                                   3,000,000
        3,000,000    AAA             5.700% due 1/1/24                                                                   2,988,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       229,189,288
------------------------------------------------------------------------------------------------------------------------------------
Oklahoma -- 0.4%
       10,545,000    AAA        Oklahoma State Turnpike Authority, Turnpike Revenue, Series A,
                                  FGIC-Insured, 5.000% due 1/1/14                                                       10,307,738
        1,975,000    AA         Tulsa, OK Industrial Authority, Hospital Revenue, (St. John's Medical
                                  Center Project), 6.250% due 2/15/17                                                    2,061,406
        1,000,000    AA-        Woods County, OK IDA, Revenue Refunding, (Cargill Inc. Project),
                                  6.250% due 10/1/14                                                                     1,068,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        13,437,894
------------------------------------------------------------------------------------------------------------------------------------
Oregon -- 1.1%
                                Clackamas County, OR Hospital Facilities Authority Revenue,
                                  Kaiser Permanente:
        2,500,000    A               Series A, 5.375% due 4/1/14                                                         2,418,750
        7,650,000    AA              5.250% due 2/15/17                                                                  7,296,188

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
22                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                              SECURITY                                                      VALUE
====================================================================================================================================
Oregon -- 1.1% (continued)
                                Clackamas & Washington Counties, OR School District No. 3, FGIC-Insured:
$       2,860,000    AAA          5.000% due 6/1/15                                                                    $ 2,709,850
        3,555,000    AAA          5.000% due 6/1/16                                                                      3,341,700
        1,685,000    AAA          5.000% due 6/1/17                                                                      1,573,369
                                Oregon State Department of Administrative Services Corp., Series A,
                                  AMBAC-Insured:
        7,155,000    AAA             4.875% due 5/1/16                                                                   6,573,657
        6,505,000    AAA             4.875% due 5/1/17                                                                   5,927,682
        6,950,000    AA         Oregon State GO, Series B, 6.375% due 8/1/24(b)                                          7,280,125
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        37,121,321
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 2.6%
        4,000,000    AAA        Allegheny County, PA Airport Revenue, Pittsburgh International Airport,
                                  Series B, MBIA-Insured, 5.000% due 1/1/17                                              3,720,000
        2,800,000    AAA        Altoona, PA City Authority Water Revenue, FGIC-Insured,
                                  5.000% due 11/1/19                                                                     2,579,500
        1,150,000    AAA        Delaware County, PA Interboro School District GO, MBIA-Insured,
                                  5.300% due 8/15/17                                                                     1,112,625
        1,290,000    Aaa*       Lower Bucks County, PA Joint Municipal Authority, Sewer & Water Revenue,
                                  FSA-Insured, 5.000% due 11/15/17                                                       1,193,250
        6,000,000    AAA        Montgomery County, PA Higher Education & Health Authority Revenue,
                                  Holy Redeemer Health, Series A, 5.250% due 10/1/17                                     5,737,500
        2,860,000    AAA        Pennsylvania Cambria School District, FGIC-State Aid Withholding,
                                  4.900% due 8/15/17                                                                     2,613,325
                                Pennsylvania Economic Development Financing Authority, Resource
                                  Recovery Revenue, (Northhampton Generating Project), Series C:
        2,000,000    NR              6.875% due 1/1/11(d)                                                                2,012,500
       12,000,000    NR              6.950% due 1/1/21(b)(d)                                                            12,090,000
                                Pennsylvania State, GO, First Series, MBIA-Insured:
       14,250,000    AAA          5.000% due 6/1/17                                                                     13,270,313
        3,500,000    AAA          5.000% due 6/1/18                                                                      3,228,750
        2,645,000    AAA        Pennsylvannia State, Thomas Jefferson University, Higher Educational
                                  Facility Authority Revenue, AMBAC-Insured, 5.000% due 7/1/15                           2,479,688
                                Pennsylvania State University:
                                  Series A:
        3,430,000    AA-             5.000% due 8/15/15                                                                  3,224,200
        3,660,000    AA-             5.000% due 8/15/16                                                                  3,426,675
                                  Series B:
        1,035,000    AA-             5.000% due 8/15/15                                                                    972,900
        1,090,000    AA-             5.000% due 8/15/16                                                                  1,020,513
        2,700,000    AAA        Philadelphia, PA GO, FGIC-Insured, 4.750% due 5/15/16                                    2,436,750
                                Philadelphia, PA School District GO, Series B, AMBAC-Insured:
        3,310,000    AAA          5.250% due 4/1/17                                                                      3,185,875
        2,220,000    AAA          5.375% due 4/1/19                                                                      2,150,625
        7,825,000    AAA        Philadelphia, PA Water & Wastewater Revenue, Series A, AMBAC-Insured,
                                  5.000% due 8/1/14                                                                      7,443,532
        5,250,000    AAA        Pittsburgh & Allegheny County, PA Public Auditorium, Regional Asset
                                  District Sales Tax, AMBAC-Insured, 5.000% due 2/1/24                                   4,744,688

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc                                      23

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                              SECURITY                                                      VALUE
====================================================================================================================================

Pennsylvania -- 2.6% (continued)
                                Saint Mary Hospital Authority, Bucks County Catholic Health Initiatives,
                                  Series A:
$       2,680,000    AA              5.375% due 12/1/12                                                                $ 2,613,000
        1,000,000    AA              5.000% due 12/1/18                                                                    892,500
                                Southeastern PA, Transportation Authority Revenue, Series A,
                                  FGIC-Insured:
        9,000,000    AAA             4.750% due 3/1/24                                                                   7,717,500
        3,000,000    AAA             4.750% due 3/1/29                                                                   2,516,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        92,382,459
------------------------------------------------------------------------------------------------------------------------------------

South Carolina -- 2.2%
        4,330,000    AAA        Beaufort County, SC Hospital Facilities Revenue, Beaufort County
                                  Memorial Hospital, AMBAC-Insured, 5.000% due 12/1/12                                   4,178,450
                                Berkeley County, SC School District COP, Berkeley School Facilities
                                  Group Inc.:
        3,000,000    AAA             AMBAC-Insured, 5.000% due 2/1/16                                                    2,771,250
        2,625,000    AAA             MBIA-Insured, 5.250% due 2/1/16                                                     2,559,375
                                Citadel Military College, SC Revenue, AMBAC-Insured:
        3,000,000    AAA          5.125% due 4/1/15                                                                      2,883,750
        3,115,000    AAA          5.125% due 4/1/17                                                                      2,963,144
                                Greenville, SC Memorial Auditorium District, Public Facilities
                                  Corp., COP, (Bi-Lo Center Project,) Series B, AMBAC-Insured:
        1,815,000    AAA             4.750% due 3/1/17                                                                   1,606,275
        4,000,000    AAA             4.750% due 3/1/24                                                                   3,420,000
        7,000,000    AAA        Lexington County, SC Health Services District Inc., Hospital Revenue,
                                  Refunding & Improvement, FSA-Insured, 5.250% due 11/1/17                               6,702,500
                                Piedmont Municipal Power Agency, SC Electric Revenue, Series A,
                                  MBIA-Insured:
        5,300,000    AAA             5.000% due 1/1/15                                                                   4,962,125
        5,000,000    AAA             4.875% due 1/1/17                                                                   4,487,500
       43,500,000    Aaa*       South Carolina, Transportation Infrastructure Revenue, Series A,
                                  AMBAC-Insured, 5.250% due 10/1/21                                                     41,216,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        77,750,619
------------------------------------------------------------------------------------------------------------------------------------

Tennessee -- 1.0%
                                Chattanooga, TN Health and Educational Housing Facilities Board,
                                  Mortgage Revenue, Red Bank Health Care, FHA-Insured,
                                  (LOC - Citibank N.A.):
           30,000    A               11.250% due 2/1/00                                                                     30,841
           90,000    A               11.250% due 8/1/00                                                                     95,223
          100,000    A               11.250% due 2/1/01                                                                    108,375
          105,000    A               11.250% due 8/1/01                                                                    116,813
          110,000    A               11.250% due 2/1/02                                                                    124,988
          115,000    A               11.250% due 8/1/02                                                                    133,831
          120,000    A               11.250% due 2/1/03                                                                    142,050
          130,000    A               11.250% due 8/1/03                                                                    156,975
          135,000    A               11.250% due 2/1/04                                                                    164,363
          145,000    A               11.250% due 8/1/04                                                                    179,619
          150,000    A               11.250% due 2/1/05                                                                    188,438
          180,000    A               11.250% due 8/1/05                                                                    229,725

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
24                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                              SECURITY                                                      VALUE
====================================================================================================================================
Tennessee -- 1.0% (continued)
                                Hardeman County, TN Correctional Facilities Corp.:
$       1,200,000    NR           6.900% due 8/1/03                                                                    $ 1,233,000
       11,000,000    NR           7.750% due 8/1/17                                                                     11,866,250
       10,890,000    AA+        Shelby County, TN GO Series A, 5.000% due 3/1/20                                         9,991,575
                                Shelby County, TN Health, Educational & Housing Facilities Board,
                                  Hospital Revenue, Methodist Health System, Remarketed 8/1/97,
                                  MBIA-Insured:
        2,380,000    AAA             5.200% due 8/1/13                                                                   2,329,425
        1,425,000    AAA             5.250% due 8/1/14                                                                   1,398,282
        3,760,000    AAA             5.300% due 8/1/15                                                                   3,680,100
                                Wilson County, TN COP, FSA-Insured:
          720,000    AAA          5.100% due 3/30/11                                                                       710,100
          755,000    AAA          5.150% due 3/30/12                                                                       741,788
          835,000    AAA          5.250% due 3/30/14                                                                       823,519
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        34,445,280
------------------------------------------------------------------------------------------------------------------------------------
Texas -- 19.1%
        3,000,000    AAA        Aledo, TX ISD, GO, PSF, 5.000% due 2/15/29                                               2,673,750
        2,000,000    Aaa*       Amarillo, TX Health Facilities Corp., Baptist St. Anthony's Hospital Corp.,
                                  FSA-Insured, 5.500% due 1/1/17                                                         1,985,000
                                Arlington, TX ISD GO, PSFG:
        7,335,000    Aaa*         4.750% due 2/15/22                                                                     6,317,269
        2,000,000    Aaa*         5.000% due 2/15/17                                                                     1,855,000
        4,860,000    Aaa*         5.000% due 2/15/24                                                                     4,361,850
                                Austin, TX Utility Systems Revenue, FSA-Insured:
        5,160,000    AAA          5.125% due 11/15/16                                                                    4,882,650
        3,500,000    AAA          5.125% due 11/15/17                                                                    3,285,625
                                Austin, TX Water, Sewer & Electric Revenue:
          320,000    A*           Pre-Refunded -- Escrowed with U.S. government securities to various call dates (5/15/99 to 11/15/01) Call @ 100,
                                     14.000% due 11/15/01(c)                                                               341,200
          290,000    A*           Pre-Refunded -- Escrowed with U.S. government securities to various call dates (5/15/99 to 11/15/01) Call @ 100,
                                     14.000% due 11/15/01(c)                                                               320,813
       35,010,000    A*           Un-Refunded -- Escrowed with U.S. government securities to various call dates (5/15/99 to 11/15/01) Call @ 100,
                                     14.000% due 11/15/01(c)                                                            39,079,913
                                Bedford, TX GO, FSA-Insured:
        1,000,000    Aaa*         5.125% due 2/1/15                                                                        953,750
        1,000,000    Aaa*         5.125% due 2/1/16                                                                        947,500
        1,000,000    Aaa*         5.250% due 2/1/17                                                                        960,000
        1,000,000    Aaa*         5.250% due 2/1/18                                                                        952,500
                                Bell County, TX Health Facilities Development Corp. Revenue,
                                  Cook Children's Medical Center, FSA-Insured:
        1,575,000    AAA             5.000% due 12/1/12                                                                  1,523,813
        1,660,000    AAA             5.100% due 12/1/13                                                                  1,593,600
        1,745,000    AAA             5.125% due 12/1/14                                                                  1,666,475
        1,840,000    AAA             5.200% due 12/1/15                                                                  1,764,100
        2,000,000    AAA             5.200% due 12/1/16                                                                  1,902,500
        2,155,000    AAA             5.250% due 12/1/18                                                                  2,036,475

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc                                      25

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                              SECURITY                                                      VALUE
====================================================================================================================================

Texas -- 19.1% (continued)
$       2,570,000    AAA        Bexar County, TX Health Facilities Development Corp. Revenue,
                                  Baptist Health System, Series A, MBIA-Insured, 5.250% due 11/15/27                   $ 2,380,463
        1,000,000    Baa1*      Brazos River Authority, TX PCR, Utilities Electric Co., Series C,
                                  5.550% due 6/1/30(d)                                                                     888,750
        2,100,000    BBB        Brownsville, TX Naval District, (Union Carbide Corp. Project),
                                  5.100% due 1/1/12                                                                      1,968,750
          690,000    AAA        Brownsville, TX Refunding & Public Improvement GO, FGIC-Insured,
                                  5.200% due 2/15/15                                                                       668,438
        6,750,000    AAA        Brownsville, TX Utilities System Revenue, Priority Refunding,
                                  AMBAC-Insured, 5.250% due 9/1/20                                                       6,404,063
                                Burleson, TX ISD, PSFG:
       11,740,000    NR           Pre-Refunded -- Escrowed with U.S. government securities to 8/1/06
                                     Call @ 100, 6.750% due 8/1/24(c)                                                   13,148,800
        4,795,000    Aaa*         6.750% due 8/1/24                                                                      5,190,588
        2,300,000    AAA        Carroll, TX ISD GO, PSFG, 4.875% due 8/15/27                                             1,969,375
        1,995,000    AA         Carrollton, TX GO, 5.000% due 8/15/19                                                    1,840,388
        4,370,000    AAA        Carrollton, TX ISD GO, PSFG, 4.625% due 4.625% due 2/15/17                               3,818,288
                                Conroe, TX ISD, PSFG:
        3,225,000    AAA          5.125% due 2/15/16                                                                     3,079,875
        3,000,000    AAA          Lot A, 5.600% due 2/15/21                                                              2,981,250
                                  Lot B:
        1,000,000    AAA             5.450% due 2/15/15                                                                    995,000
        1,075,000    AAA             5.450% due 2/15/16                                                                  1,062,906
                                Copperas Cove Island, TX ISD, GO, PSFG Refunding:
        1,960,000    AAA          5.600% due 2/1/13                                                                      1,979,600
        2,035,000    AAA          5.600% due 2/1/14                                                                      2,050,263
                                Corpus Christi, TX, Utility Systems Revenue, FSA-Insured:
        2,435,000    AAA          5.250% due 7/15/15                                                                     2,364,994
        2,565,000    AAA          5.250% due 7/15/16                                                                     2,475,225
        2,700,000    AAA          5.000% due 7/15/17                                                                     2,477,250
        2,110,000    AAA          5.000% due 7/15/19                                                                     1,920,100
        2,400,000    AAA        Cypress-Fairbanks, TX ISD, GO, PSFG, 4.750% due 2/15/22                                  2,061,000
        4,700,000    AAA        Dallas, TX Civic Center, MBIA-Insured, 4.875% due 8/15/23                                4,083,125
                                Del Valle, TX ISD, GO, PSFG:
        2,875,000    AAA          5.100% due 2/1/13                                                                      2,799,531
        3,025,000    AAA          5.125% due 2/1/14                                                                      2,926,688
        3,185,000    AAA          5.150% due 2/1/15                                                                      3,069,544
        5,850,000    AAA        Edinburg, TX ISD, Public Facilities Corp. Lease Revenue, AMBAC-Insured,
                                  5.000% due 8/15/19                                                                     5,316,188
                                El Paso County, TX Community College District Revenue, Combination Fee,
                                  AMBAC-Insured, Series B:
        1,720,000    AAA             5.125% due 4/1/12                                                                   1,692,050
        1,000,000    AAA             5.125% due 4/1/15                                                                     953,750
        1,545,000    AAA             5.125% due 4/1/19                                                                   1,434,919
                                El Paso County, TX GO, FGIC-Insured:
        1,235,000    AAA          5.000% due 2/15/14                                                                     1,177,881
        2,355,000    AAA          5.000% due 2/15/18                                                                     2,172,488

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
26                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                              SECURITY                                                      VALUE
====================================================================================================================================

Texas -- 19.1% (continued)
                                El Paso County, TX ISD, GO, PSFG:
$       3,670,000    AAA          4.750% due 2/15/18                                                                   $ 3,238,775
        4,000,000    AAA          4.750% due 2/15/19                                                                     3,495,000
        3,000,000    AAA        Elgin, TX ISD, GO, PSFG, 5.200% due 10/1/18                                              2,857,500
        1,215,000    AAA        Fort Bend County, TX Levee Improvement District No. 011, MBIA-Insured,
                                  5.875% due 3/1/13                                                                      1,246,894
                                Fort Worth, TX Higher Education Finance Corp., Higher Education Revenue,
                                  (Texas Christian University Project):
        2,690,000    AA-             4.875% due 3/15/12                                                                  2,545,413
        2,825,000    AA-             4.875% due 3/15/13                                                                  2,669,625
        3,000,000    AA-             5.000% due 3/15/17                                                                  2,760,000
        2,000,000    AA-             5.000% due 3/15/20                                                                  1,805,000
        3,500,000    AAA        Fort Worth, TX ISD GO, PSFG, 5.000% due 2/15/19                                          3,202,500
        2,800,000    AA         Fort Worth, TX Water & Sewer Revenue, Refunding & Improvement,
                                  5.000% due 2/15/18                                                                     2,579,500
        2,730,000    Aaa*       Frisco, TX ISD, GO, PSFG, 5.250% due 8/15/22                                             2,569,613
        1,200,000    BBB        Gulf Coast Waste Disposal Authority, PCR,
                                  (Union Carbide Corp. Project), 5.100% due 1/1/12                                       1,125,000
                                Gulf Coast Water Authority, Water Systems Contract Revenue,
                                  South Project, Series A, FSA-Insured:
        1,055,000    AAA             5.000% due 8/15/16                                                                    982,469
        2,085,000    AAA             5.000% due 8/15/17                                                                  1,912,988
        2,135,000    AAA             5.000% due 8/15/18                                                                  1,942,850
        1,600,000    AAA             5.000% due 8/15/22                                                                  1,436,000
        1,000,000    A1*        Harris County, TX Industrial Development Corp., IDR, Cargill Inc.,
                                  7.000% due 10/1/15                                                                     1,083,750
                                Harris County, TX Toll Road:
       12,920,000    AAA          Sr. Lien Revenue, FGIC-Insured, 5.375% due 8/15/20                                    12,451,650
                                  Sub. Lien Revenue:
        5,800,000    AA              5.100% due 8/15/15                                                                  5,568,000
       12,155,000    AA              5.125% due 8/15/17                                                                 11,532,056
       28,670,000    AA              5.000% due 8/15/21                                                                 26,161,375
       14,200,000    AAA             MBIA-Insured, 5.125% due 8/15/17                                                   13,383,500
                                Harris County, TX Health Facilities Development Corp.
                                  (Children's Hospital Project) Series A:
        2,410,000    AA              5.375% due 10/1/16                                                                  2,304,563
        2,000,000    AA              5.250% due 10/1/29                                                                  1,802,500
        8,520,000    AAA        Houston, TX Airport System Revenue, Sub. Lien, FGIC-Insured,
                                  5.125% due 7/1/22                                                                      7,849,050
                                Houston, TX Community College System Revenue, Student Fee:
                                  AMBAC-Insured:
        1,315,000    AAA             5.000% due 4/15/15                                                                  1,234,456
        1,380,000    AAA             5.000% due 4/15/16                                                                  1,285,125
        1,450,000    AAA             5.000% due 4/15/17                                                                  1,332,188
        1,520,000    AAA             5.000% due 4/15/18                                                                  1,385,100
                                  MBIA-Insured:
        1,705,000    AAA             5.600% due 4/15/14                                                                  1,717,788
        3,295,000    AAA             5.650% due 4/15/15                                                                  3,315,594

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc                                      27

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                              SECURITY                                                      VALUE
====================================================================================================================================

Texas -- 19.1% (continued)
                                Houston, TX GO, Series A:
$       3,000,000    AA-          5.000% due 3/1/16                                                                    $ 2,831,250
        5,485,000    AA-          5.000% due 3/1/17                                                                      5,094,194
        5,000,000    AA-          4.750% due 3/1/17                                                                      4,437,500
       44,500,000    AAA        Houston, TX ISD, GO, Series A, PSFG, 4.750% due 2/15/22                                 38,325,625
                                Houston, TX Water & Sewer System Revenue, Jr. Lien, FGIC-Insured,
                                  Series A:
       25,195,000    AAA             5.250% due 12/1/22                                                                 23,777,781
       29,000,000    AAA             5.250% due 12/1/25                                                                 26,970,000
                                La Porte, TX ISD, GO, PSFG:
          500,000    AAA          5.500% due 2/15/14                                                                       501,875
          500,000    AAA          5.500% due 2/15/15                                                                       500,000
          500,000    AAA          5.500% due 2/15/16                                                                       497,500
        4,105,000    AAA        Lamar, TX ISD, GO, PSFG, 5.250% due 2/15/17                                              3,930,538
                                Lubbock, TX Health Facilities Development Corp. Revenue,
                                  St. Joseph Health Systems:
        2,800,000    AA              5.250% due 7/1/13                                                                   2,688,000
        1,135,000    AA              5.250% due 7/1/14                                                                   1,082,506
        3,400,000    AA              5.250% due 7/1/15                                                                   3,213,000
       12,495,000    AA              5.250% due 7/1/16                                                                  11,729,681
        8,095,000    AA              5.250% due 7/1/17                                                                   7,578,944
        6,085,000    AA              5.250% due 7/1/18                                                                   5,659,050
        6,545,000    AA              5.250% due 7/1/19                                                                   6,062,306
       10,505,000    AA              5.000% due 7/1/23                                                                   9,310,056
                                Magnolia, TX ISD, GO, PSFG:
        7,435,000    Aaa*         5.000% due 8/15/16                                                                     6,970,313
        4,270,000    Aaa*         5.000% due 8/15/17                                                                     3,955,088
        9,500,000    Aaa*         5.125% due 8/15/22                                                                     8,775,625
                                Manor, TX ISD, GO, PSFG:
        1,185,000    AAA          5.100% due 8/1/14                                                                      1,143,525
        1,235,000    AAA          5.100% due 8/1/15                                                                      1,182,513
        1,000,000    AAA          5.000% due 8/1/17                                                                        926,250
        5,500,000    AAA        Midland County, TX Hospital District Revenue, AMBAC-Insured,
                                  5.375% due 6/1/16                                                                      5,362,500
                                Midland, TX ISD, GO, PSFG:
        1,435,000    Aaa*         5.000% due 2/15/17                                                                     1,334,550
          770,000    Aaa*         4.750% due 2/15/18                                                                       680,488
        3,305,000    Aaa*         4.750% due 2/15/20                                                                     2,879,481
        1,750,000    AAA        Montgomery County, TX COP, Series A, MBIA-Insured, 5.000% due 3/1/18                     1,614,375
        3,465,000    AAA        Montgomery County, TX GO, Utility District No. 47, Waterworks & Sewer,
                                  AMBAC-Insured, 4.750% due 10/1/21                                                      2,979,900
        9,820,000    AAA        North Central, TX Health Facility Development Corp. Revenue,
                                  (Zale Lipshy University Project), FSA-Insured, 5.450% due 4/1/15                       9,709,525
                                North Forest, TX ISD, GO, PSFG:
        1,935,000    AAA          5.125% due 8/15/14                                                                     1,872,113
        1,035,000    AAA          5.000% due 8/15/15                                                                       980,663
        1,385,000    AAA          5.000% due 8/15/16                                                                     1,301,900
        1,000,000    AAA          5.000% due 8/15/18                                                                       921,250

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
28                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                              SECURITY                                                      VALUE
====================================================================================================================================

Texas -- 19.1% (continued)
$       2,000,000    AAA        North Harris, Montgomery County, Community College District,
                                  AMBC-Insured, 5.000% due 2/15/21                                                     $ 1,825,000
        2,000,000    AAA        Northside, TX ISD, GO, PSF, 4.750% due 8/15/24                                           1,702,500
        3,630,000    AAA        Nueces River Authority, TX Water Supply Facilities,
                                  (Corpus Christi Lake Project), FSA-Insured, 5.500% due 3/1/27                          3,516,563
        2,425,000    AAA        Pflugerville, TX GO, FGIC-Insured, 4.750% due 8/1/20                                     2,103,688
        1,595,000    AA+        Plano, TX Refunding & Improvement GO, 5.150% due 9/1/16                                  1,529,207
        1,025,000    AAA        Port Arthur, TX GO, MBIA-Insured, 5.500% due 2/15/16                                     1,019,875
        3,000,000    AAA        Port of Port Arthur, TX Naval District, AMBAC-Insured, 4.875% due 3/1/17                 2,700,000
       10,370,000    AAA        Richardson, TX ISD, GO, Series C, PSFG, 4.750% due 2/15/25                               8,801,538
                                Richardson, TX Refunding & Improvement GO:
          680,000    AA           5.000% due 2/15/16                                                                       641,750
        1,465,000    AA           5.000% due 2/15/18                                                                     1,360,619
        6,400,000    AA         San Antonio, TX Electric & Gas Refunding, Series A, 5.000% due 2/1/18                    5,872,000
                                Santa Fe, TX ISD, GO, PSFG:
        1,190,000    Aaa*         5.250% due 2/15/17                                                                     1,139,425
        2,270,000    Aaa*         5.125% due 2/15/19                                                                     2,128,125
                                Socorro, TX ISD, GO, PSFG:
        3,595,000    AAA          5.300% due 8/15/18                                                                     3,464,682
        7,460,000    Aaa*         5.125% due 2/15/27                                                                     6,816,575
        4,000,000    A+         Southwest Higher Education Authority, Southern Methodist University,
                                  5.000% due 10/1/18                                                                     3,615,000
        1,610,000    AAA        Springtown, TX ISD, GO, PSFG, 5.000% due 2/15/14                                         1,535,538
                                Stephenville, TX ISD, GO, PSFG:
        1,125,000    AAA          5.000% due 2/15/14                                                                     1,072,969
        1,570,000    AAA          5.000% due 2/15/15                                                                     1,485,613
        1,735,000    AAA          5.000% due 2/15/17                                                                     1,613,550
        1,000,000    AAA        Texas State Department of Housing & Community Affairs, Multi-Family
                                  Revenue, (Volente Project,) FNMA Collateralized, 5.550% due 1/1/18(d)                    971,250
        4,000,000    AA         Texas State GO, Series B, 5.125% due 10/1/15                                             3,860,000
                                Texas State Public Finance Authority:
                                  Building Revenue, AMBAC-Insured:
        2,800,000    AAA             5.000% due 8/1/14                                                                   2,649,500
        2,960,000    AAA             5.000% due 8/1/15                                                                   2,782,400
        5,450,000    AAA          General Services Common Projects, Series A, AMBAC-Insured,
                                     5.000% due 2/1/17                                                                   5,020,813
        5,000,000    AA           GO, 5.000% due 10/1/15                                                                 4,750,000
       33,300,000    AAA        Texas State Turnpike Authority Dallas North Tollway Revenue,
                                  George Bush Turnpike, FGIC-Insured, 5.250% due 1/1/23(b)                              31,385,250
                                Texas State Water Development GO, Series D:
       10,000,000    AAA          5.000% due 8/1/16                                                                      9,437,500
        6,000,000    AAA          5.000% due 8/1/19                                                                      5,550,000
                                Texas Water Development Board Revenue, State Revolving Fund, Sr. Lien, Series B:
        3,000,000    AAA             5.000% due 7/15/14                                                                  2,865,000
        2,500,000    AAA             5.000% due 7/15/15                                                                  2,368,750
        7,000,000    AAA             5.000% due 7/15/16                                                                  6,580,000
       15,640,000    AAA             5.000% due 7/15/19(h)                                                              14,369,250

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc                                      29

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                              SECURITY                                                      VALUE
====================================================================================================================================

Texas -- 19.1% (continued)
$       4,120,000    AA+        Travis County, TX Health Facilities Development Corp., Hospital Revenue,
                                  Charity Obligation Group, Series A, 5.125% due 11/1/18                               $ 3,780,100
                                Tyler, TX Health Facilities Development Corp., (East Texas Medical
                                  Center Project):
        1,350,000    AAA             Series A, MBIA-Insured, 5.500% due 11/1/17                                          1,328,063
        2,000,000    AAA             Series B, FSA-Insured, 5.500% due 11/1/17                                           1,967,500
        3,250,000    AAA             Series C, FSA-Insured, 5.500% due 11/1/17                                           3,197,188
                                Victoria, TX ISD, GO, PSFG:
        1,245,000    AAA          5.000% due 2/15/15                                                                     1,178,081
        1,370,000    AAA          5.000% due 2/15/16                                                                     1,286,146
        2,500,000    AAA        Victoria, TX Utility System Revenue, Series A, MBIA-Insured,
                                  5.000% due 12/1/21                                                                     2,256,250
        3,000,000    Aaa*       Weatherford, TX ISD, GO, PSFG, 5.000% due 2/15/15                                        2,846,250
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       666,684,508
------------------------------------------------------------------------------------------------------------------------------------


Utah -- 2.3%
       88,295,000    A+         Intermountain Power Agency, UT Power Supply Revenue, Series D,
                                  5.000% due 7/1/21(b)                                                                  80,238,081
------------------------------------------------------------------------------------------------------------------------------------


Virgin Islands -- 0.4%
                                Virgin Islands Public Finance Authority Revenue, Sr. Lien, Series A:
        5,580,000    BBB-         5.300% due 10/1/11                                                                     5,405,625
        5,000,000    BBB-         5.400% due 10/1/12                                                                     4,887,500
        3,245,000    BBB-         5.500% due 10/1/13                                                                     3,159,819
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        13,452,944
------------------------------------------------------------------------------------------------------------------------------------


Virginia -- 1.4%
                                Arlington County, VA IDA Multi-Family Housing Revenue,
                                  Sr. Lien-Arlington Housing:
          705,000    A               6.300% due 7/1/16                                                                     733,200
          750,000    A               6.350% due 7/1/20                                                                     778,125
        1,000,000    A               6.375% due 7/1/25                                                                   1,038,750
                                Harrisonburg, VA Redevelopment & Housing Authority,
                                  Multi-Family Housing Revenue, (Battery Heights Project),
                                  Series A, GNMA-Collateralized:
        1,425,000    AAA             6.100% due 4/20/16                                                                  1,482,000
        2,715,000    AAA             6.150% due 4/20/26                                                                  2,813,419
          500,000    AAA        Lynchburg, VA Redevelopment & Housing Authority Revenue,
                                  Waldon Pond III, Series A,
                                GNMA-Collateralized, 6.200% due 7/20/27                                                    518,125
                                Norfolk, VA Redevelopment & Housing Authority, Educational Facilities
                                  Revenue, Tidewater Community College:
        2,160,000    AA              5.875% due 11/1/15                                                                  2,227,500
          675,000    AA              5.500% due 11/1/19                                                                    664,875
       14,035,000    AAA        Riverside, VA Regional Jail Authority Facility Revenue, MBIA-Insured,
                                  5.875% due 7/1/14                                                                     14,578,857
        2,130,000    AAA        Roanoke, VA Redevelopment & Housing Authority Revenue, Westwind II,
                                  Series A, GNMA-Collateralized, 6.200% due 7/20/26                                      2,169,938
        7,000,000    AAA        Upper Occoquan, VA Regional Sewer Authority Revenue, Series A,
                                  MBIA-Insured, 4.750% due 7/1/29                                                        5,941,250

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
30                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                              SECURITY                                                      VALUE
====================================================================================================================================

Virginia -- 1.4% (continued)
$       2,820,000    AA         Virginia Beach, VA Development Authority Health Care Facilities Revenue,
                                  Sentara Health Systems, 5.250% due 11/1/15                                           $ 2,710,725
                                Virginia State Housing Development Authority, Commonwealth
                                  Mortgage Revenue:
        1,225,000    AAA             Series D, Subseries D-2, Remarketed 1/4/96, MBIA-Insured,
                                       5.650% due 1/1/13                                                                 1,243,375
                                     Series D, Subseries D-4, Remarketed 7/16/96:
        1,330,000    AA+               6.100% due 1/1/11                                                                 1,361,588
        1,365,000    AA+               6.100% due 7/1/11                                                                 1,394,006
        1,400,000    AA+               6.125% due 1/1/12                                                                 1,435,000
        1,440,000    AA+               6.125% due 7/1/12                                                                 1,476,000
        1,485,000    AA+               6.150% due 1/1/13                                                                 1,522,125
        1,525,000    AA+               6.150% due 7/1/13                                                                 1,563,125
        1,565,000    AA+               6.200% due 1/1/14                                                                 1,602,169
        1,615,000    AA+               6.200% due 7/1/14                                                                 1,653,356
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        48,907,508
------------------------------------------------------------------------------------------------------------------------------------


Washington -- 2.4%
                                Aberdeen, WA Special Revenue, (Stafford Creek Correctional
                                  Center Project), AMBAC-Insured:
        1,165,000    AAA             4.750% due 11/1/14                                                                  1,061,606
        1,220,000    AAA             4.750% due 11/1/15                                                                  1,096,475
                                King County, WA GO:
        2,740,000    AAA          Public Hospital District No. 2, MBIA-Insured, 5.250% due 12/1/18                       2,613,275
        2,000,000    AA-          School District No. 403, Renton, 5.250% due 6/1/15                                     1,937,500
        5,000,000    Aa1*         School District No. 414, Lake Washington, Series B,
                                     4.900% due 12/1/15                                                                  4,625,000
                                Snohomish County, WA School District No. 15, Edmonds, FGIC-Insured:
        5,000,000    AAA          5.250% due 12/1/15                                                                     4,850,000
        7,500,000    AAA          5.300% due 12/1/16                                                                     7,256,250
        1,530,000    Aaa*       Thurston County, WA GO, MBIA-Insured, 5.000% due 8/1/15                                  1,443,938
        3,385,000    Aaa*       Washington State Health Care Facilities Authority Revenue,
                                  Children's Hospital & Regional Medical Center, FSA-Insured,
                                  5.250% due 10/1/14                                                                     3,287,681
        4,000,000    Aaa*       Washington State Housing Finance Commission, Single Family Program,
                                  Series 3N, FNMA-GNMA-FHLMC-Collateralized, 5.250% due 12/1/17                          3,820,000
                                Washington State Public Power Supply System, (Nuclear Project No. 3),
                                  Series B:
       24,000,000    Aa1*            5.500% due 7/1/17(h)                                                               23,160,000
       29,220,000    Aa1*            5.500% due 7/1/18(b)                                                               27,868,575
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        83,020,300
------------------------------------------------------------------------------------------------------------------------------------


West Virginia -- 0.2%
                                Ohio County, WV Board of Education, GO:
        2,000,000    A+           5.000% due 6/1/13                                                                      1,905,000
          500,000    A+           5.125% due 6/1/18                                                                        466,250
        6,540,000    BBB        South Charleston, WV PCR, (Union Carbide Corp. Project),
                                  5.100% due 1/1/12                                                                      6,131,250
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         8,502,500
------------------------------------------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     31

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                              SECURITY                                                      VALUE
====================================================================================================================================
Wisconsin -- 1.1%
$       1,225,000    AAA        Merrill, WI Area Commercial Public School District, FSA-Insured,
                                  5.000% due 4/1/18                                                                 $    1,131,652
        2,210,000    Aaa*       Waupun, WI School District, FGIC-Insured, 4.950% due 4/1/16                              2,052,538
        1,325,000    Aaa*       Winneconne, WI Community School District GO, FGIC-Insured,
                                  6.750% due 4/1/16                                                                      1,477,375
        2,000,000    AA         Wisconsin Housing & EDA, Home Ownership Revenue, Series A,
                                  6.450% due 3/1/17                                                                      2,067,500
       33,000,000    AAA        Wisconsin State Health & Educational Facilities Authority:
                                  Aurora Health Care Inc., MBIA-Insured, 5.250% due 8/15/17                             31,473,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        38,202,815
------------------------------------------------------------------------------------------------------------------------------------
Wyoming -- 0.1%
                                Green River Sweetwater County, WY Joint Powers
                                  Board Revenue, Series A, FSA-Insured:
        1,000,000    AAA             5.100% due 3/1/19                                                                     925,000
        1,000,000    AAA             5.100% due 3/1/24                                                                     893,750
        2,000,000    AAA        Wyoming Building Corp. Revenue, AMBAC-Insured, 5.000% due 10/1/13                        1,907,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,726,250
------------------------------------------------------------------------------------------------------------------------------------
                                TOTAL INVESTMENTS -- 100%
                                (Cost-- $3,587,437,139**)                                                           $3,496,734,749
====================================================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), or a double dagger (++), which are rated by Moody's Investors Service, Inc. and Fitch Investor Services, Inc., respectively.
(b)  Security segregated by Custodian for open purchase commitments.
(c) Pre-Refunded bonds escrowed with U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(d) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, generally to qualified institutional buyers.
(f) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(g)  Security in default.
(h)  Security partially segregated by Custodian for open purchase commitments.
** Aggregate cost for Federal income tax purposes is substantially the same.

    See pages 33 and 34 for definitions of ratings and certain security descriptions.

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
32                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Rating from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA  -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
        Capacity to pay interest and repay principal is extremely strong.

AA   -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A    -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB   -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B    -- Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa   -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A    -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba   -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad time over the future. Uncertainty of position characterizes bonds in this class.

B    -- Bonds rated "B" generally lack characteristics of desirable investments.
        Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Fitch Investors Services, Inc. ("Fitch") -- Rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major ratings categories.

AA   -- Bonds rated "AA" have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.

NR   -- Indicates that the bond is not rated by Standard & Poor's, Moody's or
        Fitch.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc                                      33

--------------------------------------------------------------------------------
Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1    -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1     -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1  -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1     -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
Security Descriptions (unaudited)
--------------------------------------------------------------------------------
ABAG      --   Association of Bay Area Governments
AIG       --   American International Guaranty
AMBAC     --   AMBAC Indemnity Corporation
BAN       --   Bond Anticipation Notes
BIG       --   Bond Investors Guaranty
CGIC      --   Capital Guaranty Insurance Company
CHFCLI    --   California Health Facility Construction Loan Insurance
COP       --   Certificate of Participation
EDA       --   Economic Development Authority
ETM       --   Escrowed To Maturity
FAIRS     --   Floating Adjustable Interest Rate Securities
FGIC      --   Financial Guaranty Insurance Company
FHA       --   Federal Housing Administration
FHLMC     --   Federal Home Loan Mortgage Corporation
FNMA      --   Federal National Mortgage Association
FRTC      --   Floating Rate Trust Certificates
FSA       --   Federal Savings Association
GIC       --   Guaranteed Investment Contract
GNMA      --   Government National Mortgage Association
GO        --   General Obligation
HDC       --   Housing Development Corporation
HFA       --   Housing Finance Authority
IDA       --   Industrial Development Authority
IDB       --   Industrial Development Board
IDR       --   Industrial Development Revenue
INFLOS    --   Inverse Floaters
ISD       --   Independent School District
LOC       --   Letter of Credit
MBIA      --   Municipal Bond Investors Assurance Corporation
MVRICS    --   Municipal Variable Rate Inverse Coupon Security
PCR       --   Pollution Control Revenue
PSFG      --   Permanent School Fund Guaranty
RAN       --   Revenue Anticipation Notes
RIBS      --   Residual Interest Bonds
RITES     --   Residual Interest Tax-Exempt Security
SYCC      --   Structured Yield Curve Certificate
TAN       --   Tax Anticipation Notes
TECP      --   Tax Exempt Commercial Paper
TOB       --   Tender Option Bonds
TRAN      --   Tax and Revenue Anticipation Notes
VAN       --   Veterans Administration
VRDD      --   Variable Rate Daily Demand
VRWE      --   Variable Rate Wednesday Demand

--------------------------------------------------------------------------------
34                                       1999 Semi-Annual Report to Shareholders

----------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                                     August 31, 1999
----------------------------------------------------------------------------------------------------
ASSETS:
     Investments, at value (Cost--$3,587,437,139)                                   $ 3,496,734,749
     Interest receivable                                                                 45,507,046
     Receivable for securities sold                                                      11,010,571
     Receivable for Fund shares sold                                                      1,130,961
-----------------------------------------------------------------------------------------------------
     Total Assets                                                                     3,554,383,327
-----------------------------------------------------------------------------------------------------

LIABILITIES:
     Payable for securities purchased                                                    93,229,460
     Payable to bank                                                                      3,969,140
     Investment advisory fees payable                                                     1,348,289
     Payable for Fund shares purchased                                                      125,225
     Distribution fees payable                                                              243,533
     Administration fees payable                                                            151,678
     Accrued expenses                                                                       265,426
-----------------------------------------------------------------------------------------------------
     Total Liabilities                                                                   99,332,751
-----------------------------------------------------------------------------------------------------
Total Net Assets                                                                     $3,455,050,576
=====================================================================================================

NET ASSETS:
     Par value of capital shares                                                        $ 2,336,020
     Capital paid in excess of par value                                              3,603,794,407
     Overdistributed net investment income                                               (2,666,707)
     Accumulated net realized loss from security transactions                           (57,710,754)
     Net unrealized depreciation of investments                                         (90,702,390)
-----------------------------------------------------------------------------------------------------
Total Net Assets                                                                     $3,455,050,576
=====================================================================================================

Shares Outstanding:
     Class A                                                                            146,937,237
     ------------------------------------------------------------------------------------------------
     Class B                                                                             71,516,959
     ------------------------------------------------------------------------------------------------
     Class L                                                                             11,792,380
     ------------------------------------------------------------------------------------------------
     Class Y                                                                              3,355,273
     ------------------------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                                          $14.79
     ------------------------------------------------------------------------------------------------
     Class B *                                                                               $14.79
     ------------------------------------------------------------------------------------------------
     Class L **                                                                              $14.78
     ------------------------------------------------------------------------------------------------
     Class Y (and redemption price)                                                          $14.81
     ------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
     Class A (net asset value plus 4.17% of net asset value per share)                       $15.41
     ------------------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)                       $14.93
=====================================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 3).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc                                      35

-----------------------------------------------------------------------------------------------------------------------------------
Statement of Operations (unaudited)                                                        For the Six Months Ended August 31, 1999
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest                                                                                                       $  103,263,654
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
     Distribution fees (Note 3)                                                                                          6,265,844
     Investment advisory fees (Note 3)                                                                                   5,798,489
     Administration fees (Note 3)                                                                                        3,234,284
     Shareholder and system servicing fees                                                                                 507,475
     Registration fees                                                                                                     163,068
     Shareholder communications                                                                                             89,635
     Custody                                                                                                                79,553
     Audit and legal                                                                                                        46,372
     Pricing service fees                                                                                                   33,123
     Directors' fees                                                                                                        29,555
     Other                                                                                                                  25,989
------------------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                                                                                     16,273,387
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                                                   86,990,267
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 4):
     Realized Gain (Loss) From Security Transactions
     (excluding short-term securities):
       Proceeds from sales                                                                                           1,421,910,004
       Cost of securities sold                                                                                       1,449,463,043
------------------------------------------------------------------------------------------------------------------------------------
     Net Realized Loss                                                                                                 (27,553,039)
------------------------------------------------------------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation (Depreciation) of Investments:
       Beginning of period                                                                                             156,019,669
       End of period                                                                                                   (90,702,390)
------------------------------------------------------------------------------------------------------------------------------------
     Increase in Net Unrealized Depreciation                                                                          (246,722,059)
------------------------------------------------------------------------------------------------------------------------------------
Net Loss on Investments                                                                                               (274,275,098)
Decrease in Net Assets From Operations                                                                              $ (187,284,831)
====================================================================================================================================

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
36                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended August 31, 1999 (unaudited) the Year Ended February 28, 1999

                                                                                                August 31             February 28
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income                                                                  $   86,990,267          $  168,057,729
     Net realized loss                                                                         (27,553,039)            (28,827,675)
     (Increase) decrease in net unrealized depreciation                                       (246,722,059)              3,702,030
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From Operations                                        (187,284,831)            142,932,084
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
     Net investment income                                                                     (83,866,579)           (168,001,873)
     Excess of net investment income                                                                    --             (11,815,898)
     Net realized gains                                                                                 --             (27,146,490)
------------------------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders                                 (83,866,579)           (206,964,261)
------------------------------------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 6):
     Net proceeds from sale of shares                                                          226,772,400             817,389,236
     Net asset value of shares issued for
        reinvestment of dividends                                                               49,604,972             126,767,790
     Cost of shares reacquired                                                                (427,255,290)           (633,747,421)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From Fund Share Transactions                           (150,877,918)            310,409,605
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                                             (422,029,328)            246,377,428

NET ASSETS:
     Beginning of period                                                                     3,877,079,904           3,630,702,476
------------------------------------------------------------------------------------------------------------------------------------
     End of period*                                                                         $3,455,050,576          $3,877,079,904
====================================================================================================================================
* Includes overdistributed net investment income of:                                           $(2,666,707)            $(5,790,395)
====================================================================================================================================

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc                                      37

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney Managed Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets of each class; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At February 28, 1999, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of overdistributed net investment income amounting to $11,815,898 was reclassified to paid in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy requirements that allow interest from municipal securities, which is exempt from regular Federal income tax and from certain states' income taxes, to retain its exempt-interest status when distributed to the shareholders of the Fund.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. If necessary, additional taxable distributions may be made to avoid a Federal excise tax.

3. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

SSB Citi Fund Management LLC ("SSBC"), formerly known as SSBC Fund Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays SSBC an advisory fee calculated at an annual rate of 0.35% of the average daily net assets up to $500 million; 0.32% of the average daily net assets of the next $1.0 billion and 0.29% in excess of $1.5 billion. This fee is calculated daily and paid monthly.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million; 0.18% of the average daily net assets of the next $1.0 billion and 0.16% of the average daily net assets in excess of $1.5 billion. This fee is calculated daily and paid monthly.
--------------------------------------------------------------------------------
38                                       1999 Semi-Annual Report of Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

CFBDS, Inc., ("CFBDS") acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, as well certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

There is also a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares are being sold at net asset value plus a maximum sales charge of 1.00%. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 1999, CFBDS and SSB received sales charges of approximately $1,121,000 and $136,000 on sales of the Fund's Class A and Class L shares, respectively. In addition, CDSCs paid to CFBDS and SSB were approximately:

                              Class A       Class B     Class L
--------------------------------------------------------------------------------
CDSCs                         $90,000     $1,085,000    $26,000
--------------------------------------------------------------------------------

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares, calculated at an annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.50% and 0.55%, of the average daily net assets of each class, respectively.

For the six months ended August 31, 1999, total Distribution Plan fees incurred were:

                            Class A      Class B       Class L
--------------------------------------------------------------------------------
Distribution Plan Fees    $1,800,985   $3,811,846     $653,013
--------------------------------------------------------------------------------

All officers and one Director of the Fund are employees of SSB.

4.  Investments

During the six months ended August 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

--------------------------------------------------------------------------------
Purchases                                         $1,255,117,579
--------------------------------------------------------------------------------
Sales                                              1,421,910,004
--------------------------------------------------------------------------------

At August 31, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

--------------------------------------------------------------------------------
Gross unrealized appreciation                     $  56,665,455
Gross unrealized depreciation                      (147,367,845)
--------------------------------------------------------------------------------
Net unrealized depreciation                       $ (90,702,390)
--------------------------------------------------------------------------------

5.  Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At August 31, 1999, the Fund had no open futures contracts.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc                                      39

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

6.  Capital Shares

At August 31, 1999, the Fund had one billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has established multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective June 12, 1998, the Fund adopted the renaming of existing Class C shares as Class L shares.

At August 31, 1999, total paid-in capital amounted to the following for each class:

                                                  Class A                 Class B                Class L                Class Y
------------------------------------------------------------------------------------------------------------------------------------

Total Paid-in Capital                         $2,219,464,225          $1,146,747,067          $187,294,037            $52,625,098
------------------------------------------------------------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                                         Six Months Ended                                  Year Ended
                                                          August 31, 1999                               February 28, 1999

                                                 Shares                  Amount                 Shares                  Amount
------------------------------------------------------------------------------------------------------------------------------------

Class A
Shares sold                                      7,337,786              $114,216,604            25,514,936           $ 411,308,146
Shares issued on reinvestment                    2,116,933                32,608,443             5,134,373              82,575,616
Shares reacquired                              (17,953,296)             (277,768,781)          (21,377,362)           (344,451,566)
------------------------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease)                         (8,498,577)            $(130,943,734)            9,271,947            $149,432,196
------------------------------------------------------------------------------------------------------------------------------------

Class B
Shares sold                                      3,053,257               $47,605,875            12,635,335           $ 203,684,556
Shares issued on reinvestment                      920,649                14,178,143             2,324,422              37,364,480
Shares reacquired                               (8,201,320)             (126,525,581)           (8,707,120)           (140,244,766)
------------------------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease)                         (4,227,414)            $ (64,741,563)            6,252,637            $100,804,270
------------------------------------------------------------------------------------------------------------------------------------

Class L+
Shares sold                                      1,441,263              $ 22,449,921             5,331,560           $  85,847,261
Shares issued on reinvestment                      173,372                 2,667,227               372,372               5,982,936
Shares reacquired                               (1,357,023)              (20,970,697)           (2,003,058)            (32,218,632)
------------------------------------------------------------------------------------------------------------------------------------

Net Increase                                       257,612               $ 4,146,451             3,700,874           $  59,611,565
------------------------------------------------------------------------------------------------------------------------------------

Class Y
Shares sold                                      2,741,189              $ 42,500,000             7,248,020            $116,549,273
Shares issued on reinvestment                        9,805                   151,159                52,599                 844,758
Shares reacquired                                 (124,551)               (1,990,231)           (7,306,335)           (116,832,457)
------------------------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease)                          2,626,443              $ 40,660,928                (5,716)             $  561,574
------------------------------------------------------------------------------------------------------------------------------------

+ On June 12, 1998, Class C shares were renamed Class L shares.

7. Capital Loss Carryforward

At February 28, 1999, the Fund had, for Federal income tax purposes, approximately $11,499,000 of unused capital loss carryforwards available to offset future capital gains expiring in 2007. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.
--------------------------------------------------------------------------------
40                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:

Class A Shares                                  1999(1)(2)         1999(2)         1998          1997           1996         1995
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period            $    15.93       $    16.19    $    15.61    $    16.20    $    15.47    $    16.13
------------------------------------------------------------------------------------------------------------------------------------

Income (Loss) From Operations:
   Net investment income                              0.38             0.74          0.79          0.88          0.91          0.95
   Net realized and unrealized gain (loss)           (1.15)           (0.10)         1.06         (0.18)         0.80         (0.37)

------------------------------------------------------------------------------------------------------------------------------------

Total Income (Loss) From Operations                  (0.77)            0.64          1.85          0.70          1.71          0.58
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions From:
   Net investment income                             (0.37)           (0.74)        (0.79)        (0.91)        (0.90)        (0.95)

   Excess of net investment income                   --               (0.05)        --            --            --            --
   Net realized gains                                --               (0.11)        (0.48)        (0.38)        (0.08)        (0.29)

------------------------------------------------------------------------------------------------------------------------------------

Total Distributions                                  (0.37)           (0.90)        (1.27)        (1.29)        (0.98)        (1.24)

------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period                  $    14.79       $    15.93    $    16.19    $    15.61    $    16.20    $    15.47
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                         (4.93)%++         4.07%        12.30%         4.51%        11.34%         4.11%

------------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (millions)            $    2,174       $    2,476    $    2,367    $    2,000    $    1,892    $    1,772
------------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:
   Expenses                                           0.68%+           0.67%         0.68%         0.68%         0.70%         0.71%

   Net investment income                              4.83+            4.63          4.98          5.60          5.47          6.25
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover Rate                                 34%              45%          110%          103%           80%          100%

------------------------------------------------------------------------------------------------------------------------------------

(1)  For the six months ended August 31, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc                                      41

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:

Class B Shares                                1999(1)(2)          1999(2)         1998           1997          1996          1995
====================================================================================================================================
Net Asset Value, Beginning of Period         $      15.92      $      16.19    $    15.60    $    16.20    $    15.47    $    16.13
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                             0.34              0.66          0.72          0.79          0.82          0.86
   Net realized and unrealized gain (loss)          (1.15)            (0.11)         1.06         (0.18)         0.81         (0.37)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 (0.81)             0.55          1.78          0.61          1.63          0.49
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                            (0.32)            (0.66)        (0.71)        (0.83)        (0.82)        (0.86)
   Excess of net investment income                  --                (0.05)        --            --            --            --
   Net realized gains                               --                (0.11)        (0.48)        (0.38)        (0.08)        (0.29)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 (0.32)            (0.82)        (1.19)        (1.21)        (0.90)        (1.15)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $      14.79      $      15.92    $    16.19    $    15.60    $    16.20    $    15.47
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                        (5.13)%++          3.48%        11.81%         3.92%        10.78%         3.54%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)         $      1,057      $      1,206    $    1,125    $      905    $      730    $      515
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                          1.20%+            1.19%         1.20%         1.19%         1.22%         1.23%
   Net investment income                             4.31+             4.11          4.46          5.09          4.94          5.73
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                34%               45%          110%          103%           80%          100%
====================================================================================================================================

(1)  For the six months ended August 31, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


--------------------------------------------------------------------------------
42                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:

Class L Shares                                1999(1)(2)    1999(2)(3)   1998(2)      1997        1996       1995(4)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period           $ 15.92      $  16.18    $  15.60    $  16.20    $  15.47    $  14.30
------------------------------------------------------------------------------------------------------------------------------------

Income (Loss) From Operations:
   Net investment income                          0.33          0.65        0.70        0.79        0.82        0.27
   Net realized and unrealized gain (loss)       (1.15)        (0.10)       1.06       (0.18)       0.81        1.46*
------------------------------------------------------------------------------------------------------------------------------------

Total Income (Loss) From Operations              (0.82)         0.55        1.76        0.61        1.63        1.73
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions From:
   Net investment income                         (0.32)        (0.65)      (0.70)      (0.83)      (0.82)      (0.27)
   Excess of net investment income               --            (0.05)      --          --          --          --
   Net realized gains                            --            (0.11)      (0.48)      (0.38)      (0.08)      (0.29)
------------------------------------------------------------------------------------------------------------------------------------

Total Distributions                              (0.32)        (0.81)      (1.18)      (1.21)      (0.90)      (0.56)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period                 $ 14.78      $  15.92    $  16.18    $  15.60    $  16.20    $  15.47
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                     (5.21)%++      3.49%      11.69%       3.88%      10.76%      12.36%++
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (000s)               $174,291     $183,578    $126,766    $ 72,597    $ 33,411    $  5,395
------------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:
   Expenses                                       1.25%+        1.24%       1.25%       1.24%       1.27%       1.29%+
   Net investment income                          4.26+         4.06        4.38        5.04        4.86        5.67+
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover Rate                             34%           45%        110%        103%         80%        100%
------------------------------------------------------------------------------------------------------------------------------------

(1) For the six months ended August 31, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On June 12, 1998, Class C shares were renamed Class L shares.
(4) For the period from November 9, 1994 (inception date) to February 28, 1995.
 * The amount shown may not agree with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc                                      43

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:

Class Y Shares                                   1999(1)(2)           1999(2)         1998(2)          1997(2)         1996(3)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $       15.95      $       16.19    $       15.60    $      16.20    $       15.63
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                                0.38               0.73             0.82            0.90             0.85
   Net realized and unrealized gain (loss)             (1.14)             (0.04)            1.07           (0.18)            0.65
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                    (0.76)              0.69             1.89            0.72             1.50
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                               (0.38)             (0.76)           (0.82)          (0.94)           (0.85)
   Excess of net investment income                     --                 (0.06)           --              --               --
   Net realized gains                                  --                 (0.11)           (0.48)          (0.38)           (0.08)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.38)             (0.93)           (1.30)          (1.32)           (0.93)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $       14.81      $       15.95    $       16.19    $      15.60    $       16.20
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                           (4.84)%++           4.39%           12.56%           4.59%            9.84%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $      49,704      $      11,626    $      11,893    $      5,350    $      12,314
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                             0.50%+             0.50%            0.52%           0.52%            0.57%+
   Net investment income                                5.01+              4.84             5.06            5.76             5.62+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                34%                45%             110%            103%              80%
------------------------------------------------------------------------------------------------------------------------------------

(1) For the six months ended August 31, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from April 4, 1995 (inception date) to February 29,
    1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.


--------------------------------------------------------------------------------
44                                       1999 Semi-Annual Report to Shareholders

Smith Barney
Managed Municipals
Fund Inc.

Directors
Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose
James J. Crisona, Emeritus

Officers
Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Joseph P. Deane
Vice President and Investment Officer

David Fare
Vice President and Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary


Investment Adviser and Administrator
SSB Citi Fund Management LLC

Distributor
CFBDS, Inc.

Custodian
PNC Bank, N.A.

Shareholder Servicing Agent
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134


This report is submitted for the general information of shareholders of Smith Barney Managed Municipals Fund Inc. It is not for distribution to prospective investors unless accompanied by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

[LOGO OF SALOMON SMITH BARNEY APPEARS HERE]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney Managed
Municipals Fund Inc.
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com



FD0435  10/99